UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2009

Fund of Funds Portfolios
Balanced Strategy
Equity Growth Strategy
Growth and Income Strategy
Growth Strategy
Income Strategies
Satellite Strategies

Goldman Sachs Fund of Funds Portfolios

■	GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

■	GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

■	GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

■	GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

■	GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

■	GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Fund of Funds Portfolios

TABLE OF CONTENTS

Principal Investment Strategies and Risks	2
Investment Process	4
Letters to Shareholders and Performance Summaries	5
Schedules of Investments	31
Financial Statements	38
Notes to the Financial Statements	45
Financial Highlights	58
Other Information	70

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Balanced Strategy Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio expects that it may invest more than 25% of its assets in the Goldman Sachs Short Duration Government Fund, and a relatively significant percentage of its assets in the Goldman Sachs Global Income, Goldman Sachs High Yield, Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value, and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Equity Growth Strategy Portfolio invests substantially all of its assets in affiliated underlying equity funds (“underlying funds”). The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Growth and Income Strategy Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value, Goldman Sachs Structured International Equity, Goldman Sachs Core Fixed Income and Goldman Sachs Global Income Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Growth Strategy Portfolio invests primarily in a blend of affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

The Income Strategies Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio expects to invest more than 15% of its assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund, and a significant percentage of its assets in the Goldman Sachs U.S. Mortgages, Goldman Sachs High Yield and Goldman Sachs Emerging Markets Debt Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Satellite Strategies Portfolio invests primarily in affiliated fixed income and equity funds which are considered to invest in satellite asset classes (“underlying funds”). Satellite asset classes have low correlations to traditional market exposures such as large cap equities and investment grade fixed income. The Portfolio expects to invest relatively significant percentages in the Goldman Sachs Emerging Markets Equity, Goldman Sachs International Small Cap, Goldman Sachs Real Estate Securities, Goldman Sachs International Real Estate Securities, Goldman Sachs High Yield, Goldman Sachs Emerging Markets Debt and Goldman Sachs Commodity Strategy Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets (including REITs); political, economic and currency risks of non-U.S. investments; and the volatility of investments in commodities. From time to time, the underlying funds in which the Portfolio invests may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

What Differentiates Goldman Sachs’
Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

EACH GOLDMAN SACHS
ASSET ALLOCATION
STRATEGY DELIVERS:

 ■ Comprehensive investment strategies for any life stage

 ■ Automatic diversification and risk management benefits

 ■ Forward-looking, quarterly tactical reallocation

 ■ Simplicity and efficiency

 ■ Goldman Sachs’ Quantitative Investment Strategies Team determines the strategic and quarterly tactical asset allocations. The team is comprised of over 150 professionals with significant academic and practitioner experience.

 ■ Goldman Sachs’ Portfolio Management Teams offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

Goldman Sachs Asset Allocation Investment Process

Quantitative Investment Strategies Team
Each Fund of Funds portfolio represents a diversified global portfolio on the efficient frontier. The portfolios differ in their long-term objective, and therefore, their asset allocation mix. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

Quantitative Investment Strategies Team
For each portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each strategy, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets.

Using proprietary portfolio construction models to maintain each Portfolio’s original risk/return profile over time, the team makes eight active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class selection	Are stocks, bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Equity country selection	Which international countries are more attractive?
■ High yield selection	Are high yield or core fixed income securities more attractive?
■ Emerging/developed equity selection	Are emerging or developed equities more attractive?

Mutual Fund Portfolio Management Teams
Each portfolio is comprised of underlying Goldman Sachs Mutual Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection within each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

PORTFOLIO RESULTS

Fund of Funds Portfolios

Dear Shareholder:
This report provides an overview of regional and sector preferences of the Goldman Sachs Fund of Funds Portfolios (each, a “Portfolio,” and collectively, the “Portfolios”) for the six-month period ended June 30, 2009.

Regional and Sector Preferences

The Portfolios invest their assets in a strategic mix of underlying funds. We allow strategic targets to shift with their respective market returns but we continue to adjust tactical allocations to reflect our views. We adjust the overall asset allocation of the Portfolios based on current market conditions and our economic and market forecasts.

At the beginning of 2009, global recessionary fears, ongoing instability in the financial sector, and tight credit conditions continued to weigh heavily on investor sentiment. These market conditions, however, created investment opportunities, as risk premiums increased to compensate investors for holding riskier assets as the semi-annual period progressed. Satellite asset classes turned in especially strong performance relative to traditional, core asset classes during the reporting period ended June 30, 2009. Satellite asset classes are those that have low correlations to traditional market exposures such as large cap equities and investment grade fixed income. In implementing both our core and satellite strategies, we generally preferred equities over fixed income during the six-month reporting period. At the end of June, we believed the then current environment offered a number of compelling investment opportunities. In particular, we were focusing on higher risk premium asset classes, despite the fact that intermediate-term performance has struggled in most of these areas.

EQUITIES

■	Regional — During the first quarter of 2009 when we believed international stocks were inexpensive relative to domestic stocks, we favored international equities over U.S. equities. However, we became neutral during the second quarter, as high risk premiums offset the expensive valuations of domestic equities. Throughout the reporting period, we preferred emerging market equities because of their persistently high compensation for risk over the stocks of developed nations.

PORTFOLIO RESULTS

We implemented our country level views within the Goldman Sachs Structured International Equity Fund and the Goldman Sachs Structured Emerging Markets Equity Fund, which served as underlying funds during the period. These underlying funds held overweighted positions in Italy and Belgium as a result of their high risk premiums and attractive long-term value. The underlying funds held underweighted allocations to Switzerland because of less supportive macroeconomic conditions and to Australia because of its lower risk premiums and expensive valuations.

Within emerging markets equities, we favored Indonesia and Hungary because of both countries’ supportive macroeconomic conditions and attractive long-term value. We held a negative view of South Korea because of the country’s less supportive economic conditions and were underweighted India in the underlying funds because of its relatively expensive valuations and weak momentum characteristics.

■	Style and Size — Among U.S. equities, we became slightly positive on value stocks during the semi-annual period because their attractive valuations, in our view, more than offset the higher risk premiums of growth stocks.

Through underlying funds, the Portfolios maintained an overweighted exposure to small-cap stocks relative to large-cap stocks. We believe small-cap stocks provided more attractive compensation for risk and were relatively inexpensive when compared to large cap stocks.

■	Fixed Income — Because U.S. macroeconomic conditions were relatively supportive, we generally favored U.S. fixed income over international fixed income.

Although we believe declining short-term interest rates bode well for high-yield bonds in the near-term, poor momentum led us to moderate our views, and the Portfolios maintained a neutral position in high-yield bonds relative to investment-grade bonds.

PORTFOLIO RESULTS

Fund of Funds Portfolios

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Asset Allocation Portfolios’ performance and positioning for the six months ended June 30, 2009.

Q	How did the Asset Allocation Portfolios (the “Portfolios”) perform during the semi-annual period ended June 30, 2009?

A	Goldman Sachs Balanced Strategy Portfolio — During the six-month reporting period ended June 30, 2009, the Balanced Strategy Portfolio’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns of 4.87%, 4.47%, 4.47%, 5.20%, 4.79%, 5.01% and 4.78%, respectively.

This compares to the 3.94% cumulative total return of the Portfolio’s blended benchmark, which is comprised 60% of the Barclays Capital U.S. Aggregate Bond Index, 20% the S&P 500 Index and 20% the Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), during the same period.

Goldman Sachs Equity Growth Strategy Portfolio — During the six-month reporting period ended June 30, 2009, the Equity Growth Strategy Portfolio’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns of 5.60%, 5.15%, 5.17%, 5.79%, 5.53%, 5.64% and 5.49%, respectively. This compares to the 5.83% cumulative total return of the Portfolio’s blended benchmark, which is comprised 50% of the S&P 500 Index and 50% the MSCI EAFE Index, during the same period.

Goldman Sachs Growth and Income Strategy Portfolio — During the six-month reporting period ended June 30, 2009, the Growth and Income Strategy Portfolio’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns of 6.57%, 6.18%, 6.20%, 6.76%, 6.54%, 6.72% and 6.39%, respectively. This compares to the 4.72% cumulative total return of the Portfolio’s blended benchmark, which is comprised 40% of the Barclays Capital U.S. Aggregate Bond Index, 30% the S&P 500 Index and 30% the MSCI EAFE Index, during the same period.

Goldman Sachs Growth Strategy Portfolio — During the six-month reporting period ended June 30, 2009, the Growth Strategy Portfolio’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns of 6.35%, 5.95%, 6.00%, 6.60%, 6.38%, 6.53% and 6.30%, respectively. This compares to the 5.36% cumulative total return of the Portfolio’s blended benchmark, which is comprised 40% of the S&P 500 Index, 40% the MSCI EAFE Index and 20% the Barclays Capital U.S. Aggregate Bond Index, during the same period.

The components of the Portfolios’ blended benchmarks generated cumulative total returns of 3.16%, 1.90%, and 8.42% for the S&P 500 Index (with dividends reinvested), the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, respectively, during the same period.

Q	What key factors affected the Portfolios’ semi-annual performance?

A	Our asset allocation policy — both our strategic, long-term allocation and our quarterly tactical decisions — enhanced the Portfolios’ performance. However, underlying fund performance generated mixed results. Performance of the underlying funds contributed to the results of the Balanced Strategy Portfolio and the Growth and Income Strategy Portfolio. The underlying funds’ performance detracted from the results of the Growth Strategy Portfolio and Equity Growth Strategy Portfolio.

Q	How did Global Tactical Asset Allocation decisions help the Asset Allocation Portfolios’ performance during the six months?

A	The implementation of our quarterly tactical views added significantly to the performance of the Asset Allocation Portfolios, as the Portfolios were well positioned for the turnaround in the equity markets. The selloff in risky assets, which began in 2008, increased the risk premium of certain asset classes, including stocks, emerging markets equities and small cap equities. When investors’ risk appetite returned during the second quarter, the Portfolios benefited from overweighted allocations to equities versus fixed income, emerging markets equities versus developed markets equities, and small cap stocks versus large cap stocks. Contributing the most to the Portfolios’ results was the overweighted position in emerging markets equities. A slightly overweighted exposure to international versus U.S. equities detracted modestly.

PORTFOLIO RESULTS

Q	How did the Portfolios’ underlying funds perform relative to their respective benchmark indices during the reporting period?

A	Only one of the Portfolios’ underlying equity funds, the Goldman Sachs Structured Emerging Markets Equity Fund, outpaced its benchmark index during the six months. Three others — the Goldman Sachs International Real Estate Securities Fund, the Goldman Sachs Structured Large Cap Growth Fund and the Goldman Sachs Emerging Markets Equity Fund — materially underperformed their respective benchmark indices.

On the fixed income side, the Goldman Sachs Emerging Markets Debt Fund and the Goldman Sachs Local Emerging Markets Debt Fund outperformed their respective benchmark indices. The Goldman Sachs High Yield Fund underperformed its benchmark index.

Q	What changes did you make during the reporting period within both the equity and fixed income portions of the Portfolios?

A	During the first quarter, the Portfolios held a slightly overweighted position in international stocks versus U.S. stocks. We then shifted the Portfolios to a neutral position between the equity segments during the second quarter. Our view of small cap stocks versus large cap stocks grew increasingly bullish. Similarly, we became bullish about emerging markets equities. We also moved the Portfolios to an overweighted position in developed nations’ stocks.

In fixed income, we adopted a slightly overweighted position in U.S. fixed income versus international fixed income within the Portfolios. The Portfolios also became neutral in high yield versus investment-grade corporate bonds.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	The Quantitative Investment Strategies Team makes nine active decisions within the Asset Allocation Portfolios based on its current outlook on global equity, fixed income and currency markets. On a quarterly basis, we shift assets away from the strategic allocation (tilting our positions in certain asset classes and countries from their longer-term, strategic weights) in order to benefit from changing conditions in global capital markets.

Every June, we reset our strategic benchmarks in an effort to reflect current market expectations and to bring the total equity portion of the various Portfolios in line with our long-term target weights. We completed this rebalance at the end of the reporting period.

As of June 30, 2009, we were bullish on stocks relative to bonds. In the U.S. equity market, the Portfolios were modestly overweight in value stocks relative to growth stocks, and we were strongly positive about small-cap stocks versus large-cap stocks. Our outlook on international equity markets had improved, and we maintained an overweighted position within the Portfolios in emerging markets equity versus developed markets equity. We continued to favor international fixed income over U.S. fixed income and high yield bonds over investment grade fixed income.

FUND BASICS

Balanced Strategy
as of June 30, 2009

PERFORMANCE REVIEW

	Portfolio Total Return	Balanced Strategy
January 1, 2009–June 30, 2009	(based on NAV)[1]	Composite Index[2]

Class A	4.87%	3.94%
Class B	4.47	3.94
Class C	4.47	3.94
Institutional	5.20	3.94
Service	4.79	3.94
Class IR	5.01	3.94
Class R	4.78	3.94

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Balanced Strategy Composite Index (“Balanced Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Balanced Composite is comprised of the Barclays Capital Aggregate Bond Index (60%), the S&P 500 Index (20%) and the MSCI EAFE Index (20%). The Balanced Composite figures do not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-18.65%	0.70%	2.06%	2.70%	1/2/98
Class B	-18.84	0.66	1.87	2.45	1/2/98
Class C	-15.34	1.08	1.88	2.45	1/2/98
Institutional	-13.46	2.27	3.06	3.63	1/2/98
Service	-14.01	1.74	2.55	3.11	1/2/98
Class IR	-13.70	N/A	N/A	-10.78	11/30/07
Class R	-14.11	N/A	N/A	-11.21	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	1.42%
Class B	2.01	2.17
Class C	2.01	2.17
Institutional	0.86	1.02
Service	1.36	1.52
Class IR	1.01	1.17
Class R	1.51	1.67

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2009 to June 30, 2009. Actual Fund weighting in the Asset Allocation Portfolios as of June 30, 2009 may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Equity Growth Strategy
as of June 30, 2009

PERFORMANCE REVIEW

	Portfolio Total Return	Equity Growth Strategy
January 1, 2009–June 30, 2009	(based on NAV)[1]	Composite Index[2]

Class A	5.60%	5.83%
Class B	5.15	5.83
Class C	5.17	5.83
Institutional	5.79	5.83
Service	5.53	5.83
Class IR	5.64	5.83
Class R	5.49	5.83

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Equity Growth Strategy Composite Index (“Equity Growth Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Equity Growth Composite is comprised of the S&P 500 Index (50%) and the MSCI EAFE Index (50%). The Equity Growth Composite figures do not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-36.76%	-1.67%	-0.57%	0.64%	1/2/98
Class B	-36.92	-1.70	-0.76	0.39	1/2/98
Class C	-34.29	-1.29	-0.75	0.40	1/2/98
Institutional	-32.82	-0.16	0.38	1.51	1/2/98
Service	-33.22	-0.67	-0.12	1.03	1/2/98
Class IR	-33.07	N/A	N/A	-27.62	11/30/07
Class R	-33.24	N/A	N/A	-27.89	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.35%	1.57%
Class B	2.10	2.32
Class C	2.10	2.32
Institutional	0.95	1.17
Service	1.45	1.67
Class IR	1.10	1.32
Class R	1.60	1.82

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2009 to June 30, 2009. Actual Fund weighting in the Asset Allocation Portfolios as of June 30, 2009 may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Growth and Income Strategy
as of June 30, 2009

PERFORMANCE REVIEW

	Portfolio Total Return	Growth & Income Strategy
January 1, 2009–June 30, 2009	(based on NAV)[1]	Composite Index[2]

Class A	6.57%	4.72%
Class B	6.18	4.72
Class C	6.20	4.72
Institutional	6.76	4.72
Service	6.54	4.72
Class IR	6.72	4.72
Class R	6.39	4.72

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Growth and Income Strategy Composite Index (“Growth and Income Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth and Income Composite is comprised of the Barclays Capital Aggregate Bond Index (40%), the S&P 500 Index (30%) and the MSCI EAFE Index (30%). The Growth and Income Composite figures do not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-26.71%	-0.30%	1.18%	2.16%	1/2/98
Class B	-26.88	-0.32	1.00	1.91	1/2/98
Class C	-23.80	0.09	1.00	1.90	1/2/98
Institutional	-22.16	1.23	2.18	3.08	1/2/98
Service	-22.49	0.75	1.67	2.56	1/2/98
Class IR	-22.29	N/A	N/A	-18.58	11/30/07
Class R	-22.66	N/A	N/A	-19.01	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.32%	1.47%
Class B	2.07	2.22
Class C	2.07	2.22
Institutional	0.92	1.07
Service	1.42	1.57
Class IR	1.07	1.22
Class R	1.57	1.72

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2009 to June 30, 2009. Actual Fund weighting in the Asset Allocation Portfolios as of June 30, 2009 may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Growth Strategy
as of June 30, 2009

PERFORMANCE REVIEW

	Portfolio Total Return	Growth Strategy
January 1, 2009–June 30, 2009	(based on NAV)[1]	Composite Index[2]

Class A	6.35%	5.36%
Class B	5.95	5.36
Class C	6.00	5.36
Institutional	6.60	5.36
Service	6.38	5.36
Class IR	6.53	5.36
Class R	6.30	5.36

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Growth Strategy Composite Index (“Growth Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth Composite is comprised of the S&P 500 Index (40%), the MSCI EAFE Index (40%) and the Barclays Capital Aggregate Bond Index (20%). The Growth Composite figures do not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-33.46%	-1.60%	-0.12%	1.05%	1/2/98
Class B	-33.67	-1.63	-0.30	0.79	1/2/98
Class C	-30.85	-1.22	-0.30	0.79	1/2/98
Institutional	-29.32	-0.07	0.87	1.95	1/2/98
Service	-29.64	-0.56	0.35	1.44	1/2/98
Class IR	-29.45	N/A	N/A	-24.57	11/30/07
Class R	-29.71	N/A	N/A	-24.87	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.33%	1.52%
Class B	2.08	2.27
Class C	2.08	2.27
Institutional	0.93	1.12
Service	1.43	1.62
Class IR	1.08	1.27
Class R	1.58	1.77

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2009 to June 30, 2009. Actual Fund weighting in the Asset Allocation Portfolios as of June 30, 2009 may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Fund of Funds Portfolios

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Income Strategies Portfolio’s performance and positioning for the six months ended June 30, 2009.

Q	How did the Income Strategies Portfolio (the “Portfolio”) perform during the semi-annual period ended June 30, 2009?

A	During the six-month reporting period ended June 30, 2009, the Portfolio’s Class A, C, Institutional, IR, and R Shares generated cumulative total returns of 8.87%, 8.48%, 9.08%, 9.00% and 8.73% respectively. This compares to the 2.81% cumulative total return of the Fund’s composite benchmark, which is comprised 60% of the Barclays Capital Aggregate Bond Index and 40% the S&P 500 Index, during the same period.

The components of the composite benchmark generated cumulative total returns of 1.90% and 3.16% for the Barclays Capital Aggregate Bond Index and the S&P 500 Index (with dividends reinvested), respectively, during the same period.

Q	What key factors affected the Portfolio’s semi-annual performance?

A	Our asset allocation policy — both our strategic, long-term allocation and our quarterly tactical decisions — enhanced the Portfolio’s performance. However, the performance of the Portfolio’s underlying funds detracted slightly from results.

Q	How did Global Tactical Asset Allocation decisions help the Income Strategies Portfolio’s performance during the six months?

A	The implementation of our quarterly tactical views added significantly to the performance of the Portfolio, as it was particularly well positioned for the turnaround in the equity markets. The selloff in risky assets, which began in 2008, had increased the risk premium of certain asset classes, such as stocks. When investors’ risk appetite returned during the second quarter, the Portfolio benefited from its overweighted allocation to equities versus fixed income. A slightly overweighted exposure to international versus U.S. equities detracted modestly.

Q	How did the Portfolio’s underlying funds perform relative to their respective benchmark indices during the reporting period?

A	On the equity side, the Goldman Sachs International Real Estate Securities Fund, the Goldman Sachs International Equity Dividend and Premium Fund and the Goldman Sachs Real Estate Securities Fund each underperformed its respective benchmark index.

Among the fixed income underlying funds, the Goldman Sachs High Yield Fund underperformed its benchmark index. All of the other underlying fixed income funds outperformed their respective benchmark indices. The Goldman Sachs Emerging Markets Debt Fund, the Goldman Sachs Local Emerging Markets Debt Fund and the Goldman Sachs Global Income Fund were the strongest performers relative to their respective benchmark indices.

Q	What changes did you make during the semi-annual period within both the equity and fixed income portions of the Portfolio?

A	During the first quarter, we shifted the Portfolio to a neutral position between international stocks and U.S. stocks. We then moved the Portfolio to a slightly overweighted position in international equities during the second quarter.

In fixed income, we adopted a slightly overweighted position in U.S. fixed income and international fixed income. The Portfolio also became neutral in high yield versus investment-grade corporate bonds.

PORTFOLIO RESULTS

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	The Quantitative Investment Strategies Team makes four active decisions within this Portfolio based on its current outlook on global equity, fixed income and currency markets. On a quarterly basis, we shift assets away from the strategic allocation (tilting our positions in certain asset classes and countries from their long term weights) in order to benefit from changing conditions in global capital markets.

Every June, we reset our strategic benchmarks in an effort to reflect current market expectations and to bring the total equity portion of the Portfolio in line with our long-term target weights for equity and fixed income. This rebalancing process is also informed by our views on asset class correlations and volatilities, changes in global market capitalization across asset classes and regions, and our goal of maintaining a minimum 3% weight in every underlying fund held by the Portfolio. Because of the global selloff that began in mid-2008, the Portfolio experienced an increase in its weightings in U.S. equities, international equities and real estate securities. The shift came at the expense of its fixed-income exposures. We completed our rebalance of the Portfolio at the end of the reporting period.

As of June 30, 2009, we were bullish on stocks relative to bonds and modestly bullish on international equity compared to domestic equity. We favored international fixed income over U.S. fixed income and high yield bonds over investment grade fixed income.

FUND BASICS

Income Strategies
as of June 30, 2009

PERFORMANCE REVIEW

	Portfolio Total Return	Income Strategies
January 1, 2009–June 30, 2009	(based on NAV)[1]	Composite Index[2]

Class A	8.87%	2.81%
Class C	8.48	2.81
Institutional	9.08	2.81
Class IR	9.00	2.81
Class R	8.73	2.81

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Income Strategies Composite Index (“Income Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Income Composite is comprised of the Barclays Capital Aggregate Bond Index (60%) and the S&P 500 Index (40%). The Income Composite figures do not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/09	One Year	Since Inception	Inception Date

Class A	-19.95%	-11.51%	3/30/07
Class C	-16.80	-9.96	3/30/07
Institutional	-14.98	-8.93	3/30/07
Class IR	-15.11	-13.64	11/30/07
Class R	-15.54	-13.99	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.23%	3.28%
Class C	1.98	4.03
Institutional	0.83	2.88
Class IR	0.98	3.03
Class R	1.48	3.53

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2009 to June 30, 2009. Actual Fund weighting in the Income Strategies Portfolio as of June 30, 2009 may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Fund of Funds Portfolios

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Satellite Strategies Portfolio’s performance and positioning for the six months ended June 30, 2009.

Q	How did the Satellite Strategies Portfolio (the “Portfolio”) perform during the semi-annual period?

A	During the six-month reporting period ended June 30, 2009, the Portfolio’s Class A, C, Institutional, Service, IR and R Shares generated cumulative total returns of 14.84%, 14.47%, 15.27%, 14.86%, 14.99% and 14.72%, respectively. This compares to the 4.72% cumulative total return of the Fund’s composite benchmark, which is comprised 40% of the Barclays Capital Aggregate Bond Index, 30% the S&P 500 Index and 30% the MSCI EAFE Index, during the same period.

The components of the composite benchmark generated cumulative total returns of 1.90%, 3.16%, and 8.42% for the Barclays Capital Aggregate Bond Index, the S&P 500 Index (with dividends reinvested) and the MSCI EAFE Index, respectively, during the same period.

Q	What key factors affected the Portfolio’s semi-annual performance?

A	As mentioned in our discussion of Regional and Sector Preferences, satellite asset classes outperformed core, traditional asset classes during the six-month period. Because the Portfolio invests only in satellite asset classes by design, it was well-positioned to benefit from such outperformance and thus significantly outperformed its blended benchmark. In addition, and in keeping with our investment approach, we dynamically adjusted Portfolio weights to ensure that overall risk and individual underlying fund contributions to risk remained within the ranges we feel are appropriate for a diversified satellite portfolio.

Q	Can you be more specific as to how the various satellite asset classes performed during the reporting period?

A	During the first quarter of 2009, the performance of satellite asset classes was largely negative. Domestic and international real estate securities had a particularly difficult quarter, down more than 30% and 10%, respectively. During the quarter, international small cap equities and commodities also struggled, both down in excess of 10%. High-yield fixed income was up more than 5%, and both emerging market equities and debt posted modestly positive returns.

The second quarter of the year was far more positive overall. International and domestic real estate securities, emerging markets equities and international small cap stocks had a particularly strong quarter, each gaining in excess of 30%. High-yield fixed income was up more than 20%, with commodities and emerging market debt both returning more than 10%.

Q	How did you rebalance the Portfolio during the six months?

A	Because of the poor performance of commodities and real estate securities during the fourth quarter of 2008, the Portfolio ended that year with an increased overall exposure to emerging market securities. As result, we made a risk-based rebalance at the beginning of the reporting period, moderating the Portfolio’s exposure in emerging market debt and equities by modestly increasing its allocation to domestic and international real estate, high-yield debt, international small cap equities and commodities.

Entering the second quarter of 2009, the weights and contributions to risk of the underlying funds had drifted away from our longer-term guidelines, necessitating another rebalance. After strong first-quarter performance in emerging market debt and equity, we moderated the Portfolio’s position in emerging markets debt and equity. Domestic and international real estate markets experienced extremely negative returns and a significant increase in volatility, contributing excessive risk. As a result, we reduced the Portfolio’s domestic and international real estate exposures.

In April, we rebalanced the Portfolio again. Given persistently high levels of volatility, we slightly moderated the Portfolio’s allocation to domestic and international real estate. Similarly, we pared down the allocation to emerging markets equity because of the strong performance of that asset class. We increased the Portfolio’s allocation to high yield fixed income, emerging markets debt and commodities, as these asset classes underperformed.

PORTFOLIO RESULTS

Q	How did the Portfolio’s underlying funds perform relative to their respective benchmark indices during the reporting period?

A	Underlying fund performance overall detracted slightly from the performance of the Satellite Strategies Portfolio. The Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund strongly outpaced their respective benchmark indices during the six months. On the other hand, the Goldman Sachs International Real Estate Securities Fund and the Goldman Sachs High Yield Fund underperformed.

Q	Did you make any changes regarding the underlying funds during the semi-annual period?

A	Because the Concentrated Emerging Markets Equity Fund was liquidated, we moved the Portfolio’s investments in emerging market equities to the Goldman Sachs Emerging Markets Equity Fund, which is managed by the same Goldman Sachs team.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	The Quantitative Investment Strategies Team manages this Portfolio using a dynamic, risk-responsive rebalancing process. Using our sophisticated, proprietary risk models, we evaluate the overall risk of the Portfolio each month as well as the portion of risk contributed by each individual asset class.

Every June, we reset our strategic benchmarks in an effort to reflect current market expectations. Our process is informed by our updated views on asset class correlations and volatilities as well as changes in global market capitalizations across asset classes and regions over the previous twelve months. As of June 30, 2009, we had completed that annual rebalance. Overall, we reduced the Portfolio’s allocations to emerging markets debt, international small cap and high yield bonds in favor of increased allocations to international real estate and emerging markets equity. We also slightly increased the Portfolio’s exposure to commodities and real estate.

FUND BASICS

Satellite Strategies
as of June 30, 2009

PERFORMANCE REVIEW

	Portfolio Total Return	Satellite Strategies
January 1, 2009–June 30, 2009	(based on NAV)[1]	Composite Index[2]

Class A	14.84%	4.72%
Class C	14.47	4.72
Institutional	15.27	4.72
Service	14.86	4.72
Class IR	14.99	4.72
Class R	14.72	4.72

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Satellite Strategies Composite Index (“Satellite Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Satellite Composite is comprised of the S&P 500 Index (30%), the MSCI EAFE Index (30%) and the Barclays Capital Aggregate Bond Index (40%). The Satellite Composite figures do not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/09	One Year	Since Inception	Inception Date

Class A	-37.36%	-16.64%	3/30/07
Class C	-34.81	-15.18	3/30/07
Institutional	-33.29	-14.23	3/30/07
Service	N/A	-28.06	8/29/08
Class IR	-33.47	-22.73	11/30/07
Class R	-33.83	-23.18	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.55%	2.07%
Class C	2.30	2.82
Institutional	1.15	1.67
Class IR	1.30	1.82
Class R	1.80	2.32
Service	1.65	2.17

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2009 to June 30, 2009. Actual Fund weighting in the Satellite Strategies Portfolio as of June 30, 2009 may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.2%

Equity – 45.5%
12,441,894	Goldman Sachs Structured International Equity Fund – 15.7%	$104,760,743
6,256,482	Goldman Sachs Structured Large Cap Value Fund – 7.0%	46,610,790
5,598,026	Goldman Sachs Structured Small Cap Equity Fund – 6.5%	43,160,781
3,599,191	Goldman Sachs Structured Large Cap Growth Fund – 5.0%	33,292,513
3,800,396	Goldman Sachs Structured Emerging Markets Equity Fund – 3.4%	23,030,401
1,466,872	Goldman Sachs Emerging Markets Equity Fund – 2.6%	17,382,436
2,669,640	Goldman Sachs Structured International Small Cap Fund – 2.3%	15,564,002
1,859,414	Goldman Sachs International Real Estate Securities Fund – 1.5%	10,245,370
1,436,764	Goldman Sachs Real Estate Securities Fund – 1.5%	10,028,611

		304,075,647

Fixed Income – 54.7%
13,881,325	Goldman Sachs Short Duration Government Fund – 21.5%	143,949,345
11,032,975	Goldman Sachs Global Income Fund – 21.1%	141,001,419
5,025,054	Goldman Sachs High Yield Fund – 4.5%	30,250,823
4,067,698	Goldman Sachs Commodity Strategy Fund – 3.6%	23,877,388
1,295,619	Goldman Sachs Emerging Markets Debt Fund – 2.0%	13,604,003
1,628,792	Goldman Sachs Local Emerging Markets Debt Fund – 2.0%	13,535,264

		366,218,242

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.2%
(Cost $732,934,061)		$670,293,889

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,467,103)

NET ASSETS – 100.0%		$668,826,786

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Value	Description

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.3%

Equity – 95.7%
22,160,661	Goldman Sachs Structured International Equity Fund – 35.2%	$186,592,763
13,200,830	Goldman Sachs Structured Large Cap Value Fund – 18.6%	98,346,186
9,490,556	Goldman Sachs Structured Large Cap Growth Fund – 16.6%	87,787,646
5,465,098	Goldman Sachs Structured Small Cap Equity Fund – 8.0%	42,135,902
4,991,311	Goldman Sachs Structured Emerging Markets Equity Fund – 5.7%	30,247,343
1,998,100	Goldman Sachs Emerging Markets Equity Fund – 4.5%	23,677,485
3,674,797	Goldman Sachs Structured International Small Cap Fund – 4.0%	21,424,067
1,512,281	Goldman Sachs International Real Estate Securities Fund – 1.6%	8,332,670
1,143,719	Goldman Sachs Real Estate Securities Fund – 1.5%	7,983,158

		506,527,220

Fixed Income – 4.6%
4,123,429	Goldman Sachs Commodity Strategy Fund – 4.6%	24,204,530

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)
(Cost $777,942,775)		$530,731,750

Principal	Interest	Maturity
Amount	Rate	Date	Value

REPURCHASE AGREEMENT(a) – 0.0%

Joint Repurchase Agreement Account II
$200,000	0.073%	07/01/09	$200,000
Maturity Value $200,001
(Cost $200,000)

TOTAL INVESTMENTS – 100.3%
(Cost $778,142,775)			$530,931,750

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(1,671,909)

NET ASSETS – 100.0%			$529,259,841

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 30, 2009. Additional information appears on page 37.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.2%

Equity – 65.5%
53,337,553	Goldman Sachs Structured International Equity Fund – 23.9%	$449,102,194
29,575,705	Goldman Sachs Structured Large Cap Value Fund – 11.7%	220,339,002
19,785,345	Goldman Sachs Structured Large Cap Growth Fund – 9.8%	183,014,440
16,890,739	Goldman Sachs Structured Small Cap Equity Fund – 6.9%	130,227,601
12,454,104	Goldman Sachs Structured Emerging Markets Equity Fund – 4.0%	75,471,870
4,879,601	Goldman Sachs Emerging Markets Equity Fund – 3.1%	57,823,275
9,763,977	Goldman Sachs Structured International Small Cap Fund – 3.0%	56,923,984
5,226,427	Goldman Sachs International Real Estate Securities Fund – 1.6%	28,797,613
4,029,824	Goldman Sachs Real Estate Securities Fund – 1.5%	28,128,178

		1,229,828,157

Fixed Income – 34.7%
31,073,432	Goldman Sachs Global Income Fund – 21.1%	397,118,461
15,860,669	Goldman Sachs Commodity Strategy Fund – 5.0%	93,102,127
6,375,933	Goldman Sachs High Yield Fund – 2.1%	38,383,114
4,376,720	Goldman Sachs Core Fixed Income Fund – 2.0%	38,033,696
2,749,244	Goldman Sachs Emerging Markets Debt Fund – 1.5%	28,867,059
3,447,926	Goldman Sachs Local Emerging Markets Debt Fund – 1.5%	28,652,261
2,721,188	Goldman Sachs Short Duration Government Fund – 1.5%	28,218,721

		652,375,439

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)
(Cost $2,367,314,316)		$1,882,203,596

Principal	Interest	Maturity
Amount	Rate	Date	Value

REPURCHASE AGREEMENT(a) – 0.0%

Joint Repurchase Agreement Account II
$300,000	0.073%	07/01/09	$300,000
Maturity Value: $300,001
(Cost $300,000)

TOTAL INVESTMENTS – 100.2%
(Cost $2,367,614,316)			$1,882,503,596

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(3,782,406)

NET ASSETS – 100.0%			$1,878,721,190

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 30, 2009. Additional information appears on page 37.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.4%

Equity – 83.4%
55,126,909	Goldman Sachs Structured International Equity Fund – 32.2%	$464,168,570
30,496,831	Goldman Sachs Structured Large Cap Value Fund – 15.8%	227,201,393
21,456,968	Goldman Sachs Structured Large Cap Growth Fund – 13.8%	198,476,958
13,941,183	Goldman Sachs Structured Small Cap Equity Fund – 7.5%	107,486,524
10,931,732	Goldman Sachs Structured Emerging Markets Equity Fund – 4.6%	66,246,293
4,321,302	Goldman Sachs Emerging Markets Equity Fund – 3.5%	51,207,424
7,526,235	Goldman Sachs Structured International Small Cap Fund – 3.0%	43,877,951
4,042,884	Goldman Sachs International Real Estate Securities Fund – 1.5%	22,276,292
3,104,895	Goldman Sachs Real Estate Securities Fund – 1.5%	21,672,169

		1,202,613,574

Fixed Income – 17.0%
7,597,190	Goldman Sachs Global Income Fund – 6.8%	97,092,087
12,211,716	Goldman Sachs Commodity Strategy Fund – 5.0%	71,682,775
4,872,273	Goldman Sachs High Yield Fund – 2.0%	29,331,081
2,123,765	Goldman Sachs Emerging Markets Debt Fund – 1.6%	22,299,528
2,661,675	Goldman Sachs Local Emerging Markets Debt Fund – 1.5%	22,118,522
219,544	Goldman Sachs Core Fixed Income Fund – 0.1%	1,907,839

		244,431,832

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)
(Cost $1,976,296,530)		$1,447,045,406

Principal	Interest	Maturity
Amount	Rate	Date	Value

REPURCHASE AGREEMENT(a) – 0.1%

Joint Repurchase Agreement Account II

$900,000	0.073%	07/01/09	$900,000
Maturity Value: $900,002
(Cost $900,000)

TOTAL INVESTMENTS – 100.5%
(Cost $1,977,196,530)			$1,447,945,406

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(6,519,926)

NET ASSETS – 100.0%			$1,441,425,480

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 30, 2009. Additional information appears on page 37.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.3%

Equity – 44.3%
613,131	Goldman Sachs U.S. Equity Dividend and Premium Fund – 20.8%	$4,255,129
418,943	Goldman Sachs International Equity Dividend and Premium Fund – 13.4%	2,735,699
216,659	Goldman Sachs International Real Estate Securities Fund – 5.9%	1,193,791
123,839	Goldman Sachs Real Estate Securities Fund – 4.2%	864,394

		9,049,013

Fixed Income – 56.0%
526,862	Goldman Sachs High Yield Fund – 15.5%	3,171,712
196,808	Goldman Sachs Emerging Markets Debt Fund – 10.1%	2,066,483
247,306	Goldman Sachs Local Emerging Markets Debt Fund – 10.1%	2,055,115
198,075	Goldman Sachs Investment Grade Credit Fund – 8.2%	1,665,814
111,462	Goldman Sachs Global Income Fund – 7.0%	1,424,490
68,847	Goldman Sachs Ultra-Short Duration Government Fund – 3.0%	608,604
23,445	Goldman Sachs U.S. Mortgages Fund – 1.1%	221,318
14,277	Goldman Sachs Government Income Fund – 1.0%	215,161

		11,428,697

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.3%
(Cost $23,178,870)		$20,477,710

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(60,225)

NET ASSETS – 100.0%		$20,417,485

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.9%

Equity – 51.1%
3,412,578	Goldman Sachs Emerging Markets Equity Fund – 17.4%	$40,439,047
6,344,309	Goldman Sachs International Real Estate Securities Fund – 15.0%	34,957,140
2,899,325	Goldman Sachs International Small Cap Fund – 13.7%	31,776,600
1,650,551	Goldman Sachs Real Estate Securities Fund – 5.0%	11,520,848

		118,693,635

Fixed Income – 48.8%
7,663,130	Goldman Sachs Commodity Strategy Fund – 19.4%	44,982,572
4,815,329	Goldman Sachs High Yield Fund – 12.5%	28,988,283
2,636,873	Goldman Sachs Local Emerging Markets Debt Fund – 9.4%	21,912,418
1,654,481	Goldman Sachs Emerging Markets Debt Fund – 7.5%	17,372,053

		113,255,326

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.9%
(Cost $252,803,817)		$231,948,961

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		332,311

NET ASSETS – 100.0%		$232,281,272

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2009, certain Porfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Equity Growth Strategy	$200,000

Growth and Income Strategy	300,000

Growth Strategy	900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	0.02%	07/01/09	$1,500,000,833

Banc of America Securities LLC	2,000,000,000	0.10	07/01/09	2,000,005,556

Barclays Capital, Inc.	1,650,000,000	0.01	07/01/09	1,650,000,458

Barclays Capital, Inc.	1,650,000,000	0.10	07/01/09	1,650,004,583

Citigroup Global Markets, Inc.	2,500,000,000	0.10	07/01/09	2,500,006,945

Credit Suisse Securities (USA) LLC	2,000,000,000	0.02	07/01/09	2,000,001,111

Credit Suisse Securities (USA) LLC	1,950,000,000	0.11	07/01/09	1,950,005,958

Deutsche Bank Securities, Inc.	1,250,000,000	0.09	07/01/09	1,250,003,125

JPMorgan Securities	1,762,300,000	0.01	07/01/09	1,762,300,490

JPMorgan Securities	2,950,000,000	0.09	07/01/09	2,950,007,375

Merrill Lynch & Co., Inc.	1,000,000,000	0.07	07/01/09	1,000,001,944

Morgan Stanley & Co.	1,350,000,000	0.07	07/01/09	1,350,002,625

RBS Securities, Inc.	500,000,000	0.12	07/01/09	500,001,667

UBS Securities LLC	1,125,000,000	0.11	07/01/09	1,125,003,438

Wachovia Capital Markets	550,000,000	0.12	07/01/09	550,001,833

TOTAL				$23,737,347,941

At June 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.875% to 5.770%, due 10/07/13 to 08/03/37; Federal Home Loan Bank, 5.250% to 7.125%, due 02/12/16 to 02/15/30; Federal Home Loan Mortgage Corp., 4.000% to 9.000%, due 05/01/10 to 07/01/39; Federal National Mortgage Association, 3.500% to 16.000%, due 07/01/09 to 06/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000%, due 05/15/20; Government National Mortgage Association, 3.500% to 7.000%, due 04/15/27 to 05/15/49; U.S. Treasury Bills, 0.000%, due 10/08/09; U.S. Treasury Inflation Protected Securities, 1.250% to 4.250%, due 01/15/10 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/15/09 to 04/15/29; U.S. Treasury Notes, 0.875% to 7.250%, due 09/30/09 to 02/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/09 to 04/15/29. The aggregate market value of the collateral, including accrued interest, was $24,304,574,925.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

Balanced Strategy
Portfolio

Assets:

Investments in securities, at value (identified cost $732,934,061, $778,142,775, $2,367,614,316, $1,977,196,530, $23,178,870 and $252,803,817, respectively)	$670,293,889
Cash	71,584
Receivables:
Investment securities sold	127,761,976
Dividends and interest	1,544,501
Portfolio shares sold	639,144
Reimbursement from adviser	37,383
Other assets	2,551

Total assets	800,351,028

Liabilities:

Due to Custodian	—
Payables:
Investment securities purchased	128,966,057
Portfolio shares redeemed	2,041,660
Amounts owed to affiliates	387,285
Accrued expenses	129,240

Total liabilities	131,524,242

Net Assets:

Paid-in capital	852,523,644
Accumulated undistributed (distribution in excess of) net investment income	3,158
Accumulated net realized loss from investment transactions	(121,059,844)
Net unrealized loss on investments	(62,640,172)

NET ASSETS	$668,826,786

Net Assets:
Class A	$388,620,751
Class B	34,678,963
Class C	126,001,342
Institutional	116,015,268
Service	3,116,114
Class IR	8,346
Class R	386,002

Total Net Assets	$668,826,786

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	44,668,363
Class B	3,985,476
Class C	14,480,578
Institutional	13,322,668
Service	357,243
Class IR	960
Class R	44,461

Net asset value, offering and redemption price per share:(a)
Class A	$8.70
Class B	8.70
Class C	8.70
Institutional	8.71
Service	8.72
Class IR	8.69
Class R	8.68

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy, Growth Strategy, Income Strategies and Satellite Strategies Portfolios is $9.21, $8.98, $9.04, $8.86, $7.42 and $6.69, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Equity Growth	Growth and Income	Growth Strategy	Income Strategies	Satellite Strategies
Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio

$530,931,750	$1,882,503,596	$1,447,945,406	$20,477,710	$231,948,961
49,918	34,171	34,169	—	—

39,016,682	247,947,925	200,703,742	2,853,780	37,990,526
953,184	4,987,021	3,290,589	123,176	936,316
399,674	1,424,822	921,736	17,119	991,357
36,491	42,530	31,115	27,037	69,475
2,420	7,230	27,176	—	1,151

571,390,119	2,136,947,295	1,652,953,933	23,498,822	271,937,786

—	—	—	6,855	787,601

39,750,477	251,158,953	203,425,385	2,968,414	38,444,388
1,845,726	5,582,082	6,799,358	19,039	236,705
369,772	1,172,755	1,009,725	9,059	81,333
164,303	312,315	293,985	77,970	106,487

42,130,278	258,226,105	211,528,453	3,081,337	39,656,514

988,124,933	2,992,610,141	2,604,491,842	27,017,872	323,210,576
27,615	8,761	7,361,725	36,146	(33,948)
(211,681,682)	(628,786,992)	(641,176,963)	(3,935,373)	(70,040,500)
(247,211,025)	(485,110,720)	(529,251,124)	(2,701,160)	(20,854,856)

$529,259,841	$1,878,721,190	$1,441,425,480	$20,417,485	$232,281,272

$295,709,077	$1,182,217,224	$815,415,836	$8,261,140	$73,234,479
30,044,927	105,802,744	105,202,387	—	—
163,663,356	394,621,223	421,147,276	3,913,059	29,415,436
35,848,589	187,941,996	91,412,416	8,227,485	127,853,064
3,877,133	8,083,854	8,192,768	—	1,743,400
5,991	7,218	6,396	7,931	13,739
110,768	46,931	48,401	7,870	21,154

$529,259,841	$1,878,721,190	$1,441,425,480	$20,417,485	$232,281,272

34,847,646	138,424,045	97,408,356	1,178,404	11,580,723
3,678,950	12,409,733	12,563,893	—	—
20,132,617	46,432,667	50,731,486	559,038	4,666,900
4,174,360	21,927,068	10,880,933	1,173,162	20,245,941
461,651	948,253	982,440	—	276,526
710	846	768	1,131	2,173
13,112	5,507	5,854	1,122	3,350

$8.49	$8.54	$8.37	$7.01	$6.32
8.17	8.53	8.37	—	—
8.13	8.50	8.30	7.00	6.30
8.59	8.57	8.40	7.01	6.31
8.40	8.52	8.34	—	6.30
8.43	8.53	8.32	7.01	6.32
8.45	8.52	8.27	7.01	6.31

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Balanced Strategy
Portfolio

Investment income:

Dividends from Underlying Funds	$7,591,289
Interest	569

Total investment income	7,591,858

Expenses:

Distribution and Service fees(a)	1,232,386
Transfer Agent fees(a)	517,914
Management fees	477,342
Registration fees	50,046
Printing fees	46,581
Professional fees	31,697
Custody and accounting fees	21,088
Trustee fees	8,460
Service share fees — Service Plan	4,418
Service share fees — Shareholder Administration Plan	4,418
Other	58,167

Total expenses	2,452,517

Less — expense reductions	(202,732)

Net expenses	2,249,785

NET INVESTMENT INCOME (LOSS)	5,342,073

Realized and unrealized gain (loss) from investment transactions:

Net realized loss from investment transactions	(54,137,270)
Net change in unrealized gain on investments	76,641,740

Net realized and unrealized gain on investment transactions	22,504,470

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,846,543

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees
Portfolio	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Balanced Strategy	$457,065	$164,074	$610,714	$533	$347,369	$31,174	$116,036	$22,418	$707	$7	$203
Equity Growth Strategy	340,124	140,376	762,778	146	258,494	26,671	144,928	6,771	716	5	56
Growth and Income Strategy	1,401,613	500,614	1,955,092	72	1,065,227	95,117	371,467	48,901	1,509	6	27
Growth Strategy	961,580	499,651	2,032,584	102	730,801	94,934	386,191	17,511	1,675	5	38
Income Strategies	8,154	—	17,050	18	6,197	—	3,239	1,497	—	7	7
Satellite Strategies	74,389	—	125,696	47	56,536	—	23,882	16,334	95	6	18

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Equity Growth	Growth and Income	Growth Strategy	Income Strategies	Satellite Strategies
Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio

$1,970,869	$22,509,193	$11,554,002	$449,201	$3,150,341
—	898	864	—	—

1,970,869	22,510,091	11,554,866	449,201	3,150,341

1,243,424	3,857,391	3,493,917	25,222	200,132
437,641	1,582,254	1,231,155	10,947	96,871
367,671	1,398,389	1,028,763	10,807	103,429
37,266	49,509	32,198	39,286	65,316
42,403	83,590	68,171	27,448	43,109
33,696	31,951	31,951	38,585	61,052
19,884	24,618	23,581	16,939	16,937
8,460	8,460	8,460	8,460	8,460
4,477	9,431	10,466	—	595
4,477	9,431	10,466	—	595
99,118	243,287	248,712	4,849	32,298

2,298,517	7,298,311	6,187,840	182,543	628,794

(230,826)	(403,034)	(385,066)	(134,689)	(218,714)

2,067,691	6,895,277	5,802,774	47,854	410,080

(96,822)	15,614,814	5,752,092	401,347	2,740,261

(93,925,365)	(275,790,643)	(253,367,221)	(669,062)	(45,269,895)
116,804,686	370,016,349	319,877,682	1,979,537	71,550,147

22,879,321	94,225,706	66,510,461	1,310,475	26,280,252

$22,782,499	$109,840,520	$72,262,553	$1,711,822	$29,020,513

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Balanced Strategy Portfolio		Equity Growth Strategy Portfolio
	For the		For the
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	June 30, 2009	Year Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008

From operations:

Net investment income (loss)	$5,342,073	$20,907,890	$(96,822)	$10,948,621
Net realized loss from investment transactions and capital gain distributions from Underlying Funds	(54,137,270)	(61,522,678)	(93,925,365)	(105,026,576)
Net change in unrealized gain (loss) on investments	76,641,740	(137,369,781)	116,804,686	(367,567,879)

Net increase (decrease) in net assets resulting from operations	27,846,543	(177,984,569)	22,782,499	(461,645,834)

Distributions to shareholders:

From net investment income
Class A Shares	(4,093,670)	(12,233,733)	—	(8,490,326)
Class B Shares	(240,104)	(922,189)	—	(582,477)
Class C Shares	(895,864)	(3,476,746)	—	(3,181,879)
Institutional Shares	(1,403,262)	(4,936,391)	—	(1,398,033)
Service Shares	(36,179)	(150,985)	—	(110,261)
Class IR Shares	(98)	(299)	—	(185)
Class R Shares	(3,978)	(456)	—	(144)
From net realized gains
Class A Shares	—	(6,201,704)	—	(22,210,882)
Class B Shares	—	(590,296)	—	(2,406,545)
Class C Shares	—	(2,229,367)	—	(13,353,298)
Institutional Shares	—	(2,585,745)	—	(2,952,044)
Service Shares	—	(70,837)	—	(295,878)
Class IR Shares	—	(135)	—	(416)
Class R Shares	—	(371)	—	(416)
From capital
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Shares	—	—	—	—
Class IR Shares	—	—	—	—
Class R Shares	—	—	—	—

Total distributions to shareholders	(6,673,155)	(33,399,254)	—-	(54,982,784)

From share transactions:

Net proceeds from sales of shares	164,291,922	572,283,678	45,582,713	247,252,748
Reinvestment of distributions	6,068,911	27,708,831	8,905	47,331,007
Cost of shares redeemed	(215,852,006)	(397,615,428)	(85,208,934)	(349,628,600)

Net increase (decrease) in net assets resulting from share transactions	(45,491,173)	202,377,081	(39,617,316)	(55,044,845)

TOTAL INCREASE (DECREASE)	(24,317,785)	(9,006,742)	(16,834,817)	(571,673,463)

Net assets:

Beginning of period	693,144,571	702,151,313	546,094,658	1,117,768,121

End of period	$668,826,786	$693,144,571	$529,259,841	$546,094,658

Accumulated undistributed net investment income	$3,158	$1,334,240	$27,615	$124,437

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Income Strategies Portfolio
For the		For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
June 30, 2009	Year Ended	June 30, 2009	Year Ended	June 30, 2009	Year Ended
(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008

$15,614,814	$72,080,053	$5,752,092	$43,620,277	$401,347	$796,983
(275,790,643)	(332,491,453)	(253,367,221)	(366,001,264)	(669,062)	(3,113,453)
370,016,349	(856,384,808)	319,877,682	(860,783,916)	1,979,537	(3,596,238)

109,840,520	(1,116,796,208)	72,262,553	(1,183,164,903)	1,711,822	(5,912,708)

(13,180,532)	(48,952,055)	—	(30,733,747)	(138,968)	(248,771)
(807,072)	(3,075,564)	—	(2,727,491)	—	—
(3,086,608)	(12,825,952)	—	(11,385,376)	(58,149)	(115,333)
(3,115,239)	(13,439,817)	—	(5,402,035)	(167,964)	(477,172)
(87,502)	(285,645)	—	(304,192)	—	—
(88)	(271)	—	(240)	(156)	(400)
(376)	(526)	—	(1,261)	(138)	(357)

—	(50,042,467)	—	(49,990,650)	—	(173,102)
—	(4,434,783)	—	(6,517,453)	—	—
—	(18,272,109)	—	(27,617,806)	—	(94,148)
—	(11,838,167)	—	(7,413,541)	—	(243,654)
—	(330,406)	—	(521,219)	—	—
—	(275)	—	(346)	—	(235)
—	(888)	—	(1,844)	—	(234)

—	—	—	—	—	(18,420)
—	—	—	—	—	(8,540)
—	—	—	—	—	(35,332)
—	—	—	—	—	(30)
—	—	—	—	—	(26)

(20,277,417)	(163,498,925)	—	(142,617,201)	(365,375)	(1,415,754)

157,301,202	905,408,588	93,478,205	597,126,427	3,843,471	7,680,862
18,269,825	143,982,734	—	125,998,637	320,950	1,214,962
(442,615,904)	(1,182,591,217)	(261,194,301)	(1,018,291,366)	(1,141,096)	(6,403,090)

(267,044,877)	(133,199,895)	(167,716,096)	(295,166,302)	3,023,325	2,492,734

(177,481,774)	(1,413,495,028)	(95,453,543)	(1,620,948,406)	4,369,772	(4,835,728)

2,056,202,964	3,469,697,992	1,536,879,023	3,157,827,429	16,047,713	20,883,441

$1,878,721,190	$2,056,202,964	$1,441,425,480	$1,536,879,023	$20,417,485	$16,047,713

$8,761	$4,671,364	$7,361,725	$1,609,633	$36,146	$174

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Satellite Strategies Portfolio
	For the
	Six Months Ended	For the Fiscal
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

From operations:

Net investment income	$2,740,261	$5,013,968
Net realized loss from investment transactions and capital gain distributions from Underlying Funds	(45,269,895)	(21,328,277)
Net change in unrealized gain (loss) on investments	71,550,147	(92,095,228)

Net increase (decrease) in net assets resulting from operations	29,020,513	(108,409,537)

Distributions to shareholders:

From net investment income
Class A Shares	(873,763)	(3,221,949)
Class C Shares	(266,987)	(1,138,382)
Institutional Shares	(1,636,747)	(2,680,113)
Service Shares(a)	(13,655)	(7,386)
Class IR Shares	(132)	(281)
Class R Shares	(240)	(900)
From net realized gains
Class A Shares	—	(359,551)
Class C Shares	—	(165,059)
Institutional Shares	—	(325,300)
Service Shares(a)	—	(1,422)
Class IR Shares	—	(26)
Class R Shares	—	(130)

Total distributions to shareholders	(2,791,524)	(7,900,499)

From share transactions:

Net proceeds from sales of shares	96,193,903	272,959,569
Reinvestment of distributions	1,710,658	5,395,026
Cost of shares redeemed	(31,079,955)	(78,175,358)

Net increase in net assets resulting from share transactions	66,824,606	200,179,237

TOTAL INCREASE	93,053,595	83,869,201

Net assets:

Beginning of period	139,227,677	55,358,476

End of period	$232,281,272	$139,227,677

Accumulated undistributed (distributions in excess of) net investment income	$(33,948)	$17,315

(a)	Commenced operations on August 29, 2008.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/Non-diversified

Balanced Strategy	A, B, C, Institutional, Service, IR, R	Diversified
Equity Growth Strategy
Growth and Income Strategy
Growth Strategy

Income Strategies	A, C, Institutional, IR, R	Diversified

Satellite Strategies	A, C, Institutional, Service, IR, R	Diversified

Class A Shares of the Portfolios are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Portfolios are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Portfolios are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class IR and Class R Shares of the Portfolios are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”), serves as distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of such sales charges it receives as Distributor.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures on the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time it determines an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security and Investor Share Transactions and Investment Income — Purchases and sales of the Underlying Funds and investor share transactions are reflected for financial reporting purposes as of the trade date which may cause the NAV as stated in the accompanying financial statements to be different than the official closing NAV. Realized gains and losses on sales of the Underlying Funds are calculated using the identified cost basis. Dividend income, capital gains and return of capital distributions from the Underlying Funds are recognized on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Portfolio	Declared & Paid	Declared & Paid

Balanced Strategy, Growth and Income Strategy and Satellite Strategies	Quarterly	Annually

Equity Growth Strategy and Growth Strategy	Annually	Annually

Income Strategies	Monthly	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character, and are not adjusted for temporary differences.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination by tax authorities.

E. Repurchase Agreements — The Portfolios may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period that the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under tri-party repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

3. AGREEMENTS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, computed daily and payable monthly, equal to an annual percentage rate of 0.15% of the average daily net assets of Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy and Growth Strategy Portfolios and 0.124% of the average daily net assets of Income Strategies and Satellite Strategies Portfolios.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

3. AGREEMENTS (continued)

B. Distribution Agreement and Service Plans — The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a fee accrued daily and paid monthly for distribution services and account maintenance services at the following annual rates calculated on a Portfolio’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C	Class R*

Distribution Plan	0.25%	0.75%	0.75%	0.50%

Service Plan	—	0.25	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution service paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs may retain a portion of the Class A front end sales load and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2009, Goldman Sachs advised the Portfolios that it retained the following approximate amounts:

	Front End	Contingent Deferred
	Sales Load	Sales Charge
Portfolio	Class A	Class B	Class C

Balanced Strategy	$133,200	$100	$—

Equity Growth Strategy	44,900	300	600

Growth and Income Strategy	246,000	400	1,200

Growth Strategy	122,500	200	1,700

Income Strategies	1,200	N/A	—

Satellite Strategies	17,200	N/A	—

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent for the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

D. Service Plan and Shareholder Administration Plans — The Trust, on behalf of each Portfolio, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Portfolios (excluding management fees, distribution and service fees, transfer agent fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy and Growth Strategy Portfolios and 0.01% of the average daily net assets of Income Strategies and Satellite Strategies Portfolios. Such expense reimbursements, if any,

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. AGREEMENTS (continued)

are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
For the six months ended June 30, 2009, Other Expense reimbursements, were as follows (in thousands):

Other Expense
Portfolio	Reimbursement

Balanced Strategy	$203

Equity Growth Strategy	231

Growth and Income Strategy	403

Growth Strategy	385

Income Strategies	135

Satellite Strategies	219

As of June 30, 2009, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Portfolio	Fees	Fees	Agent Fees	Total

Balanced Strategy	$83	$214	$90	$387

Equity Growth Strategy	67	224	79	370

Growth and Income Strategy	237	663	273	1,173

Growth Strategy	181	612	217	1,010

Income Strategies	2	5	2	9

Satellite Strategies	23	38	20	81

F. Line of Credit Facility — The Portfolios participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers may increase the credit amount by an additional $340,000,000 for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2009, the Portfolios did not have any borrowings under the facility. Prior to May 12, 2009, the amount available through the facility was $700,000,000.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy:

	Balanced Strategy			Equity Growth Strategy			Growth and Income Strategy
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Investment Companies	$304,075,647	$—	$—	$506,527,220	$—	$—	$1,229,828,157	$—	$—
Fixed Income Investment Companies	366,218,242	—	—	24,204,530	—	—	652,375,439	—	—
Short-term Investments	—	—	—	—	200,000	—	—	300,000	—

Total	$670,293,889	$—	$—	$530,731,750	$200,000	$—	$1,882,203,596	$300,000	$—

	Growth Strategy			Income Strategies			Satellite Strategies
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Investment Companies	$1,202,613,574	$—	$—	$9,049,013	$—	$—	$118,693,635	$—	$—
Fixed Income Investment Companies	244,431,832	—	—	11,428,697	—	—	113,255,326	—	—
Short-term Investments	—	900,000	—	—	—	—	—	—	—

Total	$1,447,045,406	$900,000	$—	$20,477,710	$—	$—	$231,948,961	$—	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds for the six months ended June 30, 2009, were as follows:

Portfolio	Purchases	Sales and Maturities

Balanced Strategy	$218,635,923	$263,695,000

Equity Growth Strategy	49,431,070	91,744,272

Growth and Income Strategy	379,086,591	657,185,422

Growth Strategy	272,373,151	435,565,658

Income Strategies	7,082,917	4,031,102

Satellite Strategies	146,610,042	79,851,624

6. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, December 31, 2008, the Portfolios’ capital loss carryforwards, on a tax basis were as follows:

		Equity	Growth and
	Balanced	Growth	Income	Growth	Income	Satellite
	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Capital loss carryforward:(1)
Expiring 2009	$—	$—	$—	$(406,267)	$—	$—
Expiring 2016	(2,721,819)	(46,668,527)	(142,648,691)	(144,662,145)	(1,162,324)	—

Total capital loss carryforward	$(2,721,819)	$(46,668,527)	$(142,648,691)	$(145,068,412)	$(1,162,324)	$—

Timing differences (Significant ownership deferred losses/post October losses)	$(6,030,149)	$(14,958,901)	$(80,581,721)	$(95,459,268)	$—	$(8,370,784)

(1) Expiration occurs on December 31 of the year indicated.

At June 30, 2009, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Equity	Growth and
	Balanced	Growth	Income	Growth	Income	Satellite
	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Tax Cost	$791,093,032	$834,262,483	$2,496,210,640	$2,123,940,475	$25,282,683	$270,098,261

Gross unrealized gain	7,070,212	—	10,490,371	2,827,624	46,584	6,788,638
Gross unrealized loss	(127,869,355)	(303,330,733)	(624,197,415)	(678,822,693)	(4,851,557)	(44,937,938)

Net unrealized security loss	$(120,799,143)	$(303,330,733)	$(613,707,044)	$(675,995,069)	$(4,804,973)	$(38,149,300)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of return of capital distributions from Underlying Fund investments as of the most recent fiscal year end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

7. OTHER RISKS

Market and Credit Risks — In the normal course of business, Underlying Funds and the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

Portfolios’ Shareholder Concentration — The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets. As of June 30, 2009, certain Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds, as follows:

		Equity	Growth and
	Balanced	Growth	Income	Growth	Income	Satellite
Underlying Funds	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Goldman Sachs Commodity Strategy	5%	6%	21%	16%	—%	10%

Goldman Sachs Emerging Markets Debt	8	—	18	14	—	11

Goldman Sachs Emerging Markets Equity	—	—	9	8	—	7

Goldman Sachs Global Income	16	—	46	11	—	—

Goldman Sachs International Equity Dividend and Premium	—	—	—	—	7	—

Goldman Sachs International Real Estate Securities	—	—	10	8	—	12

Goldman Sachs International Small Cap	—	—	—	—	—	41

Goldman Sachs Local Emerging Markets Debt	11	—	24	18	—	18

Goldman Sachs Real Estate Securities	—	—	8	6	—	—

Goldman Sachs Short Duration Government	6	—	—	—	—	—

Goldman Sachs Structured Emerging Markets Equity	11	14	36	32	—	—

Goldman Sachs Structured International Equity	5	8	20	21	—	—

Goldman Sachs Structured International Small Cap	13	17	46	36	—	—

Goldman Sachs Structured Large Cap Growth	—	11	23	25	—	—

Goldman Sachs Structured Large Cap Value	5	11	25	26	—	—

Goldman Sachs Structured Small Cap Equity	9	9	26	22	—	—

As of June 30, 2009, the Goldman Sachs Group, Inc. was the beneficial owner of 39% of the outstanding shares of the Income Strategies Portfolio.
As of June 30, 2009, the Goldman Sachs Philanthropy Fund was the beneficial owner of 17% of the outstanding shares of the Balanced Strategy Portfolio.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

8. OTHER MATTERS

Indemnifications — Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios believe the risk of loss under these arrangements to be remote.

New Accounting Pronouncement — In May 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”). This standard requires disclosure in the financial statements to reflect the effects of subsequent events that provide additional information on conditions about the financial statements as of the balance sheet date (recognized subsequent events) and disclosure of subsequent events that provide additional information about conditions after the balance sheet date if the financial statements would otherwise be misleading (unrecognized subsequent events). FAS 165 is effective for interim and annual financial statements issued for fiscal years ending after June 15, 2009. For purposes of inclusion in the financial statements, GSAM has concluded that subsequent events after the balance sheet date have been evaluated through August 24, 2009, the date that the financial statements were issued.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended
	June 30, 2009		For the Fiscal Year Ended
	(Unaudited)		December 31, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	10,579,087	$87,173,040	30,452,381	$302,155,245
Reinvestment of distributions	470,430	3,857,432	1,917,402	17,045,975
Shares converted from Class B(a)	60,595	497,966	184,545	1,824,058
Shares redeemed	(10,389,596)	(85,066,315)	(21,610,020)	(207,311,159)

	720,516	6,462,123	10,944,308	113,714,119

Class B Shares
Shares sold	584,084	4,791,969	1,651,789	16,801,853
Reinvestment of distributions	26,637	217,313	154,268	1,355,593
Shares converted to Class A(a)	(60,669)	(497,966)	(184,855)	(1,824,058)
Shares redeemed	(662,112)	(5,374,181)	(1,230,173)	(12,059,909)

	(112,060)	(862,865)	391,029	4,273,479

Class C Shares
Shares sold	1,989,648	16,298,960	6,879,922	68,737,330
Reinvestment of distributions	77,974	635,592	438,050	3,844,325
Shares redeemed	(3,135,310)	(25,495,502)	(6,120,163)	(59,516,544)

	(1,067,688)	(8,560,950)	1,197,809	13,065,111

Institutional Shares
Shares sold	6,583,058	54,843,512	18,215,549	181,274,918
Reinvestment of distributions	163,769	1,348,395	598,531	5,427,175
Shares redeemed	(11,915,570)	(97,664,725)	(12,071,396)	(115,423,179)

	(5,168,743)	(41,472,818)	6,742,684	71,278,914

Service Shares
Shares sold	95,476	769,879	344,805	3,298,817
Reinvestment of distributions	741	6,103	3,911	34,502
Shares redeemed	(266,130)	(2,161,578)	(359,552)	(3,304,560)

	(169,913)	(1,385,596)	(10,836)	28,759

Class IR Shares
Shares sold	1	9	—	—
Reinvestment of distributions	12	98	48	435
Shares redeemed	(1)	(9)	—	—

	12	98	48	435

Class R Shares
Shares sold	52,469	414,553	1,615	15,515
Reinvestment of distributions	488	3,978	97	826
Shares redeemed	(11,099)	(89,696)	(9)	(77)

	41,858	328,835	1,703	16,264

NET INCREASE (DECREASE)	(5,756,018)	$(45,491,173)	19,266,745	$202,377,081

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Equity Growth Strategy Portfolio				Growth & Income Strategy Portfolio

For the Six Months Ended				For the Six Months Ended
June 30, 2009		For the Fiscal Year Ended		June 30, 2009		For the Fiscal Year Ended
(Unaudited)		December 31, 2008		(Unaudited)		December 31, 2008

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,926,585	$29,706,337	12,059,244	$154,987,195	13,275,453	$104,577,449	48,383,463	$548,376,216
975	7,647	3,594,705	28,182,508	1,563,720	12,234,062	10,739,289	92,172,842
85,146	627,084	144,610	1,861,573	109,851	868,731	352,335	3,998,749
(6,586,445)	(48,844,211)	(18,814,832)	(226,310,106)	(26,239,371)	(203,530,035)	(71,923,631)	(758,044,240)

(2,573,739)	(18,503,143)	(3,016,273)	(41,278,830)	(11,290,347)	(85,849,793)	(12,448,544)	(113,496,433)

191,835	1,399,230	750,369	9,238,515	775,023	6,057,880	2,580,577	29,290,410
—	—	354,555	2,683,977	93,464	725,088	813,340	6,756,024
(88,270)	(627,084)	(150,191)	(1,861,573)	(110,272)	(868,731)	(353,651)	(3,998,749)
(467,581)	(3,305,245)	(883,689)	(10,502,207)	(1,646,506)	(12,671,249)	(3,601,771)	(37,995,251)

(364,016)	(2,533,099)	71,044	(441,288)	(888,291)	(6,757,012)	(561,505)	(5,947,566)

1,443,803	10,446,406	5,351,059	64,164,839	3,127,316	24,388,520	13,575,014	150,578,831
167	1,258	1,648,815	12,438,861	293,058	2,264,477	2,622,814	21,746,376
(3,338,013)	(23,854,110)	(7,689,007)	(89,051,771)	(11,629,007)	(89,549,189)	(20,505,138)	(215,416,402)

(1,894,043)	(13,406,446)	(689,133)	(12,448,071)	(8,208,633)	(62,896,192)	(4,307,310)	(43,091,195)

414,724	3,331,696	1,362,492	16,460,924	2,800,965	21,325,691	14,643,780	172,925,506
—	—	494,709	3,918,084	386,159	3,000,038	2,623,542	22,980,629
(1,101,053)	(8,256,169)	(1,830,607)	(20,864,525)	(16,291,851)	(135,548,140)	(15,923,183)	(167,220,782)

(686,329)	(4,924,473)	26,594	(485,517)	(13,104,727)	(111,222,411)	1,344,139	28,685,353

80,040	605,593	205,041	2,401,275	117,584	923,601	382,547	4,216,269
—	—	13,713	106,417	5,847	45,696	38,133	324,903
(129,378)	(948,446)	(226,452)	(2,899,991)	(169,444)	(1,311,568)	(354,969)	(3,914,453)

(49,338)	(342,853)	(7,698)	(392,299)	(46,013)	(342,271)	65,711	626,719

1	9	—	—	1	8	—	—
—	—	77	600	11	88	64	546
(1)	(9)	—	—	(1)	(8)	—	—

—	—	77	600	11	88	64	546

12,513	93,442	—	—	3,544	28,053	1,768	21,356
—	—	72	560	47	376	174	1,414
(106)	(744)	—	—	(787)	(5,715)	(10)	(89)

12,407	92,698	72	560	2,804	22,714	1,932	22,681

(5,555,058)	$(39,617,316)	(3,615,317)	$(55,044,845)	(33,535,196)	$(267,044,877)	(15,905,513)	$(133,199,895)

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

	Growth Strategy Portfolio

	For the Six Months Ended
	June 30, 2009		For the Fiscal Year Ended
	(Unaudited)		December 31, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,278,349	$62,414,457	26,862,634	$329,417,542
Reinvestment of distributions	—	—	9,826,241	75,565,627
Shares converted from Class B(a)	239,623	1,800,049	556,653	6,654,858
Shares redeemed	(19,551,528)	(145,087,252)	(51,191,488)	(583,315,771)

	(11,033,556)	(80,872,746)	(13,945,960)	(171,677,744)

Class B Shares
Shares sold	606,761	4,563,252	1,868,358	22,688,617
Reinvestment of distributions	—	—	1,082,537	8,355,770
Shares converted to Class A(a)	(239,116)	(1,800,049)	(559,122)	(6,654,858)
Shares redeemed	(1,897,145)	(13,895,130)	(3,782,875)	(43,426,588)

	(1,529,500)	(11,131,927)	(1,391,102)	(19,037,059)

Class C Shares
Shares sold	2,625,994	19,673,310	11,574,446	135,723,918
Reinvestment of distributions	—	—	3,784,655	28,991,193
Shares redeemed	(11,351,253)	(82,904,040)	(23,048,878)	(259,618,036)

	(8,725,259)	(63,230,730)	(7,689,777)	(94,902,925)

Institutional Shares
Shares sold	727,101	5,530,849	8,049,512	102,341,588
Reinvestment of distributions	—	—	1,637,018	12,605,038
Shares redeemed	(2,257,528)	(16,664,541)	(11,608,467)	(122,572,382)

	(1,530,427)	(11,133,692)	(1,921,937)	(7,625,756)

Service Shares(b)
Shares sold	173,369	1,238,583	553,319	6,921,790
Reinvestment of distributions	—	—	62,313	477,318
Shares redeemed	(323,472)	(2,599,561)	(757,931)	(9,358,434)

	(150,103)	(1,360,978)	(142,299)	(1,959,326)

Class IR Shares
Shares sold	2	18	—	—
Reinvestment of distributions	—	—	77	586
Shares redeemed	(2)	(18)	—	—

	—	—	77	586

Class R Shares
Shares sold	7,828	57,736	3,015	32,972
Reinvestment of distributions	—	—	409	3,105
Shares redeemed	(6,073)	(43,759)	(17)	(155)

	1,755	13,977	3,407	35,922

NET INCREASE (DECREASE)	(22,967,090)	$(167,716,096)	(25,087,591)	$(295,166,302)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

(b)	Satellite Strategies Portfolio Service Shares commenced operations on August 29, 2008.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Income Strategies Portfolio				Satellite Strategies Portfolio

For the Six Months Ended				For the Six Months Ended
June 30, 2009		For the Fiscal Year Ended		June 30, 2009		For the Fiscal Year Ended
(Unaudited)		December 31, 2008		(Unaudited)		December 31, 2008

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

446,662	$2,890,189	582,295	$4,787,115	3,529,147	$20,305,142	14,206,173	$134,793,265
16,370	107,656	46,740	338,055	121,836	702,831	427,180	2,750,286
—	—	—	—	—	—	—	—
(91,944)	(590,852)	(433,941)	(3,618,382)	(2,461,528)	(13,370,070)	(7,057,628)	(52,430,065)

371,088	2,406,993	195,094	1,506,788	1,189,455	7,637,903	7,575,725	85,113,486

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

150,972	952,266	273,386	2,233,075	755,828	4,421,767	4,161,616	39,616,390
6,876	45,037	24,258	175,157	33,302	191,289	144,639	876,581
(84,633)	(550,220)	(115,760)	(940,597)	(923,835)	(4,992,853)	(815,521)	(5,718,462)

73,215	447,083	181,884	1,467,635	(134,705)	(379,797)	3,490,734	34,774,509

147	1,000	71,106	660,672	12,697,211	69,946,035	11,197,291	98,152,887
25,662	167,964	93,129	700,468	138,941	810,384	284,111	1,766,675
(1)	(8)	(240,481)	(1,844,111)	(2,344,889)	(12,652,846)	(3,040,367)	(19,967,170)

25,808	168,956	(76,246)	(482,971)	10,491,263	58,103,573	8,441,035	79,952,392

—	—	—	—	245,314	1,511,375	49,184	368,897
—	—	—	—	927	5,781	26	148
—	—	—	—	(9,678)	(60,065)	(9,247)	(52,269)

—	—	—	—	236,563	1,457,091	39,963	316,776

1	8	—	—	1,402	8,025	235	2,500
23	156	90	665	22	133	45	307
(1)	(8)	—	—	(6)	(35)	(502)	(4,885)

23	156	90	665	1,418	8,123	(222)	(2,078)

1	8	—	—	283	1,559	2,917	25,630
21	137	82	617	42	240	170	1,029
(1)	(8)	—	—	(770)	(4,086)	(269)	(2,507)

21	137	82	617	(445)	(2,287)	2,818	24,152

470,155	$3,023,325	300,904	$2,492,734	11,783,549	$66,824,606	19,550,053	$200,179,237

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$8.39	$0.07	$0.33	$0.40	$(0.09)	$—	$(0.09)
2009 - B	8.39	0.04	0.33	0.37	(0.06)	—	(0.06)
2009 - C	8.39	0.04	0.33	0.37	(0.06)	—	(0.06)
2009 - Institutional	8.39	0.09	0.34	0.43	(0.11)	—	(0.11)
2009 - Service	8.41	0.07	0.33	0.40	(0.09)	—	(0.09)
2009 - IR	8.38	0.08	0.33	0.41	(0.10)	—	(0.10)
2009 - R	8.38	0.07	0.32	0.39	(0.09)	—	(0.09)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - A	11.08	0.30	(2.54)	(2.24)	(0.30)	(0.15)	(0.45)
2008 - B	11.08	0.22	(2.53)	(2.31)	(0.23)	(0.15)	(0.38)
2008 - C	11.08	0.22	(2.53)	(2.31)	(0.23)	(0.15)	(0.38)
2008 - Institutional	11.09	0.35	(2.56)	(2.21)	(0.34)	(0.15)	(0.49)
2008 - Service	11.10	0.30	(2.55)	(2.25)	(0.29)	(0.15)	(0.44)
2008 - IR	11.07	0.32	(2.53)	(2.21)	(0.33)	(0.15)	(0.48)
2008 - R	11.07	0.34	(2.60)	(2.26)	(0.28)	(0.15)	(0.43)

2007 - A	11.21	0.33	0.20	0.53	(0.34)	(0.32)	(0.66)
2007 - B	11.21	0.24	0.20	0.44	(0.25)	(0.32)	(0.57)
2007 - C	11.21	0.25	0.19	0.44	(0.25)	(0.32)	(0.57)
2007 - Institutional	11.22	0.37	0.20	0.57	(0.38)	(0.32)	(0.70)
2007 - Service	11.23	0.28	0.23	0.51	(0.32)	(0.32)	(0.64)
2007 - IR (Commenced November 30, 2007)	11.63	0.11	(0.16)	(0.05)	(0.19)	(0.32)	(0.51)
2007 - R (Commenced November 30, 2007)	11.63	0.11	(0.16)	(0.05)	(0.19)	(0.32)	(0.51)

2006 - A	10.89	0.29	0.89	1.18	(0.34)	(0.52)	(0.86)
2006 - B	10.89	0.19	0.91	1.10	(0.26)	(0.52)	(0.78)
2006 - C	10.90	0.21	0.88	1.09	(0.26)	(0.52)	(0.78)
2006 - Institutional	10.89	0.31	0.93	1.24	(0.39)	(0.52)	(0.91)
2006 - Service	10.91	0.29	0.88	1.17	(0.33)	(0.52)	(0.85)

2005 - A	10.79	0.28	0.32	0.60	(0.22)	(0.28)	(0.50)
2005 - B	10.78	0.17	0.36	0.53	(0.14)	(0.28)	(0.42)
2005 - C	10.80	0.19	0.33	0.52	(0.14)	(0.28)	(0.42)
2005 - Institutional	10.78	0.32	0.33	0.65	(0.26)	(0.28)	(0.54)
2005 - Service	10.80	0.23	0.37	0.60	(0.21)	(0.28)	(0.49)

2004 - A	10.00	0.25	0.77	1.02	(0.23)	—	(0.23)
2004 - B	10.00	0.16	0.77	0.93	(0.15)	—	(0.15)
2004 - C	10.01	0.17	0.77	0.94	(0.15)	—	(0.15)
2004 - Institutional	10.00	0.28	0.77	1.05	(0.27)	—	(0.27)
2004 - Service	10.01	0.23	0.77	1.00	(0.21)	—	(0.21)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$8.70	4.87%	$388,621	0.59	%(e)	1.80	%(e)	0.66	%(e)	1.73	%(e)	34%
8.70	4.47	34,679	1.34	(e)	1.04	(e)	1.41	(e)	0.97	(e)	34
8.70	4.47	126,001	1.34	(e)	1.04	(e)	1.41	(e)	0.97	(e)	34
8.71	5.20	116,015	0.19	(e)	2.17	(e)	0.26	(e)	2.10	(e)	34
8.72	4.79	3,116	0.69	(e)	1.68	(e)	0.76	(e)	1.61	(e)	34
8.69	5.01	9	0.34	(e)	2.05	(e)	0.41	(e)	1.98	(e)	34
8.68	4.78	386	0.84	(e)	1.75	(e)	0.91	(e)	1.68	(e)	34

8.39	(20.35)	368,640	0.59		2.97		0.65		2.91		52
8.39	(20.96)	34,376	1.34		2.15		1.40		2.09		52
8.39	(20.96)	130,433	1.34		2.15		1.40		2.09		52
8.39	(20.10)	155,233	0.19		3.54		0.25		3.48		52
8.41	(20.42)	4,433	0.69		2.93		0.75		2.87		52
8.38	(20.17)	8	0.34		3.15		0.40		3.09		52
8.38	(20.57)	22	0.84		3.52		0.90		3.46		52

11.08	4.66	365,794	0.59		2.91		0.66		2.84		34
11.08	3.96	41,072	1.34		2.05		1.41		1.98		34
11.08	3.92	159,007	1.34		2.18		1.41		2.11		34
11.09	5.15	130,286	0.19		3.20		0.26		3.13		34
11.10	4.61	5,973	0.70		2.44		0.77		2.37		34
11.07	(0.38)	10	0.34	(e)	0.96	(f)	0.35	(e)	0.95	(f)	34
11.07	(0.43)	10	0.84	(e)	1.00	(f)	0.85	(e)	0.99	(f)	34

11.21	11.09	225,576	0.59		2.60		0.68		2.51		89
11.21	10.16	33,894	1.34		1.70		1.43		1.61		89
11.21	10.22	92,178	1.34		1.86		1.43		1.77		89
11.22	11.50	91,738	0.19		2.77		0.28		2.68		89
11.23	10.87	3,514	0.69		2.54		0.78		2.45		89

10.89	5.63	108,661	0.59		2.50		0.77		2.32		90
10.89	4.93	31,648	1.34		1.60		1.53		1.41		90
10.90	4.87	42,448	1.34		1.69		1.52		1.51		90
10.89	6.12	118,291	0.19		2.83		0.33		2.69		90
10.91	5.59	1,798	0.69		2.14		0.88		1.95		90

10.79	10.28	53,944	0.58		2.42		0.99		2.01		52
10.78	9.36	28,265	1.33		1.61		1.74		1.20		52
10.80	9.48	25,835	1.33		1.64		1.74		1.23		52
10.78	10.60	47,030	0.18		2.75		0.59		2.34		52
10.80	10.15	2,106	0.68		2.27		1.09		1.86		52

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$8.04	$0.01	$0.44	$0.45	$—	$—	$—
2009 - B	7.77	(0.02)	0.42	0.40	—	—	—
2009 - C	7.73	(0.02)	0.42	0.40	—	—	—
2009 - Institutional	8.12	0.02	0.45	0.47	—	—	—
2009 - Service	7.96	0.01	0.43	0.44	—	—	—
2009 - IR	7.98	0.02	0.43	0.45	—	—	—
2009 - R	8.01	0.01	0.43	0.44	—	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - A	15.63	0.19	(6.87)	(6.68)	(0.25)	(0.66)	(0.91)
2008 - B	15.10	0.10	(6.61)	(6.51)	(0.16)	(0.66)	(0.82)
2008 - C	15.03	0.10	(6.58)	(6.48)	(0.16)	(0.66)	(0.82)
2008 - Institutional	15.81	0.26	(6.98)	(6.72)	(0.31)	(0.66)	(0.97)
2008 - Service	15.50	0.19	(6.83)	(6.64)	(0.24)	(0.66)	(0.90)
2008 - IR	15.57	0.24	(6.88)	(6.64)	(0.29)	(0.66)	(0.95)
2008 - R	15.57	0.19	(6.87)	(6.68)	(0.22)	(0.66)	(0.88)

2007 - A	16.04	0.29	0.48	0.77	(0.49)	(0.69)	(1.18)
2007 - B	15.55	0.14	0.49	0.63	(0.39)	(0.69)	(1.08)
2007 - C	15.48	0.15	0.48	0.63	(0.39)	(0.69)	(1.08)
2007 - Institutional	16.20	0.45	0.40	0.85	(0.55)	(0.69)	(1.24)
2007 - Service	15.92	0.28	0.47	0.75	(0.48)	(0.69)	(1.17)
2007 - IR (Commenced November 30, 2007)	17.08	0.27	(0.54)	(0.27)	(0.55)	(0.69)	(1.24)
2007 - R (Commenced November 30, 2007)	17.08	0.26	(0.53)	(0.27)	(0.55)	(0.69)	(1.24)

2006 - A	13.82	0.15	2.70	2.85	(0.25)	(0.38)	(0.63)
2006 - B	13.42	(0.01)	2.65	2.64	(0.13)	(0.38)	(0.51)
2006 - C	13.40	0.03	2.60	2.63	(0.17)	(0.38)	(0.55)
2006 - Institutional	13.94	0.20	2.73	2.93	(0.29)	(0.38)	(0.67)
2006 - Service	13.75	0.26	2.55	2.81	(0.26)	(0.38)	(0.64)

2005 - A	12.30	0.06	1.48	1.54	(0.02)	—	(0.02)
2005 - B	12.01	(0.05)	1.46	1.41	—	—	—
2005 - C	11.99	(0.04)	1.45	1.41	—	—	—
2005 - Institutional	12.40	0.16	1.45	1.61	(0.07)	—	(0.07)
2005 - Service	12.24	0.05	1.47	1.52	(0.01)	—	(0.01)

2004 - A	10.36	0.05	1.91	1.96	(0.02)	—	(0.02)
2004 - B	10.18	(0.04)	1.87	1.83	—	—	—
2004 - C	10.17	(0.03)	1.85	1.82	—	—	—
2004 - Institutional	10.43	0.08	1.95	2.03	(0.06)	—	(0.06)
2004 - Service	10.32	0.04	1.89	1.93	(0.01)	—	(0.01)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$8.49	5.60%	$295,709	0.59	%(e)	0.21	%(e)	0.69	%(e)	0.11	%(e)	10%
8.17	5.15	30,045	1.34	(e)	(0.54	)(e)	1.44	(e)	(0.64	)(e)	10
8.13	5.17	163,663	1.34	(e)	(0.54	)(e)	1.44	(e)	(0.64	)(e)	10
8.59	5.79	35,849	0.19	(e)	0.60	(e)	0.29	(e)	0.50	(e)	10
8.40	5.53	3,877	0.69	(e)	0.11	(e)	0.79	(e)	0.01	(e)	10
8.43	5.64	6	0.34	(e)	0.50	(e)	0.44	(e)	0.40	(e)	10
8.45	5.49	111	0.84	(e)	0.16	(e)	0.94	(e)	0.06	(e)	10

8.04	(42.52)	300,859	0.59		1.43		0.66		1.36		22
7.77	(42.91)	31,403	1.34		0.80		1.41		0.73		22
7.73	(42.93)	170,281	1.34		0.76		1.41		0.69		22
8.12	(42.28)	39,471	0.19		2.01		0.26		1.94		22
7.96	(42.59)	4,068	0.69		1.48		0.76		1.41		22
7.98	(42.41)	6	0.34		1.87		0.41		1.80		22
8.01	(42.64)	6	0.84		1.43		0.91		1.36		22

15.63	4.97	631,909	0.60		1.70		0.64		1.66		33
15.10	4.16	59,979	1.35		0.86		1.39		0.82		33
15.03	4.23	341,389	1.35		0.94		1.39		0.90		33
15.81	5.41	76,432	0.20		2.66		0.24		2.62		33
15.50	4.88	8,039	0.70		1.68		0.74		1.64		33
15.57	(1.41)	10	0.34	(e)	1.64	(f)	0.35	(e)	1.63	(f)	33
15.57	(1.46)	10	0.84	(e)	1.59	(f)	0.85	(e)	1.58	(f)	33

16.04	20.64	328,625	0.59		1.01		0.68		0.92		35
15.55	19.71	38,904	1.34		(0.05)		1.43		(0.14)		35
15.48	19.68	178,989	1.34		0.24		1.43		0.15		35
16.20	21.05	25,864	0.19		1.29		0.28		1.20		35
15.92	20.50	2,917	0.69		1.71		0.78		1.62		35

13.82	12.55	111,758	0.59		0.50		0.82		0.27		32
13.42	11.74	30,069	1.34		(0.38)		1.58		(0.62)		32
13.40	11.76	65,904	1.34		(0.30)		1.57		(0.53)		32
13.94	12.96	15,256	0.19		1.21		0.40		1.00		32
13.75	12.44	354	0.69		0.39		0.91		0.17		32

12.30	18.91	70,961	0.58		0.43		0.99		0.02		36
12.01	17.98	27,582	1.33		(0.38)		1.74		(0.79)		36
11.99	17.90	44,582	1.33		(0.31)		1.74		(0.72)		36
12.40	19.46	4,247	0.18		0.74		0.59		0.33		36
12.24	18.73	165	0.68		0.37		1.09		(0.04)		36

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$8.11	$0.07	$0.45	$0.52	$(0.09)	$—	$(0.09)
2009 - B	8.10	0.04	0.45	0.49	(0.06)	—	(0.06)
2009 - C	8.07	0.04	0.45	0.49	(0.06)	—	(0.06)
2009 - Institutional	8.14	0.09	0.45	0.54	(0.11)	—	(0.11)
2009 - Service	8.10	0.07	0.44	0.51	(0.09)	—	(0.09)
2009 - IR	8.10	0.08	0.45	0.53	(0.10)	—	(0.10)
2009 - R	8.10	0.07	0.44	0.51	(0.09)	—	(0.09)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - A	12.88	0.28	(4.38)	(4.10)	(0.32)	(0.35)	(0.67)
2008 - B	12.85	0.20	(4.36)	(4.16)	(0.24)	(0.35)	(0.59)
2008 - C	12.81	0.20	(4.35)	(4.15)	(0.24)	(0.35)	(0.59)
2008 - Institutional	12.92	0.33	(4.39)	(4.06)	(0.37)	(0.35)	(0.72)
2008 - Service	12.86	0.29	(4.39)	(4.10)	(0.31)	(0.35)	(0.66)
2008 - IR	12.87	0.33	(4.40)	(4.07)	(0.35)	(0.35)	(0.70)
2008 - R	12.87	0.26	(4.38)	(4.12)	(0.30)	(0.35)	(0.65)

2007 - A	12.95	0.31	0.34	0.65	(0.41)	(0.31)	(0.72)
2007 - B	12.92	0.21	0.35	0.56	(0.32)	(0.31)	(0.63)
2007 - C	12.89	0.22	0.33	0.55	(0.32)	(0.31)	(0.63)
2007 - Institutional	12.98	0.36	0.35	0.71	(0.46)	(0.31)	(0.77)
2007 - Service	12.92	0.27	0.38	0.65	(0.40)	(0.31)	(0.71)
2007 - IR (Commenced November 30, 2007)	13.61	0.16	(0.27)	(0.11)	(0.32)	(0.31)	(0.63)
2007 - R (Commenced November 30, 2007)	13.61	0.16	(0.28)	(0.12)	(0.31)	(0.31)	(0.62)

2006 - A	12.18	0.26	1.42	1.68	(0.33)	(0.58)	(0.91)
2006 - B	12.16	0.14	1.44	1.58	(0.24)	(0.58)	(0.82)
2006 - C	12.14	0.17	1.41	1.58	(0.25)	(0.58)	(0.83)
2006 - Institutional	12.21	0.30	1.43	1.73	(0.38)	(0.58)	(0.96)
2006 - Service	12.16	0.23	1.43	1.66	(0.32)	(0.58)	(0.90)

2005 - A	11.46	0.33	0.69	1.02	(0.24)	(0.06)	(0.30)
2005 - B	11.45	0.19	0.73	0.92	(0.15)	(0.06)	(0.21)
2005 - C	11.43	0.21	0.72	0.93	(0.16)	(0.06)	(0.22)
2005 - Institutional	11.49	0.42	0.64	1.06	(0.28)	(0.06)	(0.34)
2005 - Service	11.44	0.26	0.75	1.01	(0.23)	(0.06)	(0.29)

2004 - A	10.17	0.22	1.28	1.50	(0.21)	—	(0.21)
2004 - B	10.15	0.13	1.30	1.43	(0.13)	—	(0.13)
2004 - C	10.14	0.13	1.29	1.42	(0.13)	—	(0.13)
2004 - Institutional	10.19	0.26	1.29	1.55	(0.25)	—	(0.25)
2004 - Service	10.15	0.21	1.28	1.49	(0.20)	—	(0.20)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$8.54	6.57%	$1,182,217	0.59	%(e)	1.83	%(e)	0.64	%(e)	1.78	%(e)	20%
8.53	6.18	105,803	1.34	(e)	1.08	(e)	1.39	(e)	1.03	(e)	20
8.50	6.20	394,621	1.34	(e)	1.06	(e)	1.39	(e)	1.01	(e)	20
8.57	6.76	187,942	0.19	(e)	2.18	(e)	0.24	(e)	2.13	(e)	20
8.52	6.54	8,084	0.69	(e)	1.75	(e)	0.74	(e)	1.70	(e)	20
8.53	6.72	7	0.34	(e)	2.09	(e)	0.39	(e)	2.04	(e)	20
8.52	6.39	47	0.84	(e)	1.77	(e)	0.89	(e)	1.72	(e)	20

8.11	(31.94)	1,214,344	0.59		2.49		0.63		2.45		39
8.10	(32.40)	107,669	1.34		1.79		1.38		1.75		39
8.07	(32.42)	441,004	1.34		1.76		1.38		1.72		39
8.14	(31.63)	285,106	0.19		2.90		0.23		2.86		39
8.10	(31.98)	8,051	0.69		2.60		0.73		2.56		39
8.10	(31.79)	7	0.34		2.89		0.38		2.85		39
8.10	(32.12)	22	0.84		2.29		0.88		2.25		39

12.88	5.12	2,088,839	0.59		2.34		0.61		2.32		36
12.85	4.37	178,132	1.34		1.54		1.36		1.52		36
12.81	4.35	755,381	1.34		1.63		1.36		1.61		36
12.92	5.49	435,385	0.19		2.68		0.21		2.66		36
12.86	5.08	11,941	0.70		2.04		0.72		2.02		36
12.87	(0.74)	10	0.34	(e)	1.24	(f)	0.34	(e)	1.24	(f)	36
12.87	(0.79)	10	0.84	(e)	1.20	(f)	0.84	(e)	1.20	(f)	36

12.95	13.95	1,282,452	0.59		2.02		0.63		1.98		84
12.92	13.05	123,497	1.34		1.10		1.38		1.06		84
12.89	13.06	418,813	1.34		1.31		1.38		1.27		84
12.98	14.41	249,858	0.19		2.30		0.23		2.26		84
12.92	13.76	5,248	0.69		1.82		0.73		1.78		84

12.18	8.99	496,785	0.59		2.73		0.71		2.61		53
12.16	8.09	93,433	1.34		1.61		1.46		1.49		53
12.14	8.15	149,581	1.34		1.78		1.46		1.66		53
12.21	9.37	175,272	0.19		3.37		0.28		3.28		53
12.16	8.87	3,245	0.69		2.25		0.82		2.12		53

11.46	14.85	203,730	0.57		2.05		0.88		1.74		53
11.45	14.11	79,369	1.32		1.19		1.63		0.88		53
11.43	14.05	84,937	1.32		1.25		1.63		0.94		53
11.49	15.35	19,448	0.17		2.41		0.48		2.10		53
11.44	14.77	2,801	0.67		1.96		0.98		1.65		53

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$7.87	$0.04	(d)	$0.46	$0.50	$—	$—	$—
2009 - B	7.90	0.01	(d)	0.46	0.47	—	—	—
2009 - C	7.83	0.01	(d)	0.46	0.47	—	—	—
2009 - Institutional	7.88	0.06	(d)	0.46	0.52	—	—	—
2009 - Service	7.84	0.04	(d)	0.46	0.50	—	—	—
2009 - IR	7.81	0.05	(d)	0.46	0.51	—	—	—
2009 - R	7.78	0.04	(d)	0.45	0.49	—	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - A	14.35	0.28		(5.95)	(5.67)	(0.31)	(0.50)	(0.81)
2008 - B	14.34	0.18		(5.91)	(5.73)	(0.21)	(0.50)	(0.71)
2008 - C	14.22	0.17		(5.85)	(5.68)	(0.21)	(0.50)	(0.71)
2008 - Institutional	14.41	0.31		(5.97)	(5.66)	(0.37)	(0.50)	(0.87)
2008 - Service	14.29	0.27		(5.93)	(5.66)	(0.29)	(0.50)	(0.79)
2008 - IR	14.29	0.30		(5.93)	(5.63)	(0.35)	(0.50)	(0.85)
2008 - R	14.29	0.27		(5.94)	(5.67)	(0.34)	(0.50)	(0.84)

2007 - A	14.57	0.30	(d)	0.35	0.65	(0.45)	(0.42)	(0.87)
2007 - B	14.58	0.18	(d)	0.35	0.53	(0.35)	(0.42)	(0.77)
2007 - C	14.46	0.18	(d)	0.35	0.53	(0.35)	(0.42)	(0.77)
2007 - Institutional	14.61	0.33	(d)	0.39	0.72	(0.50)	(0.42)	(0.92)
2007 - Service	14.53	0.32	(d)	0.31	0.63	(0.45)	(0.42)	(0.87)
2007 - IR (Commenced November 30, 2007)	15.41	0.22	(d)	(0.41)	(0.19)	(0.51)	(0.42)	(0.93)
2007 - R (Commenced November 30, 2007)	15.41	0.21	(d)	(0.41)	(0.20)	(0.50)	(0.42)	(0.92)

2006 - A	13.00	0.22	(d)	2.00	2.22	(0.26)	(0.39)	(0.65)
2006 - B	13.02	0.08	(d)	2.03	2.11	(0.16)	(0.39)	(0.55)
2006 - C	12.94	0.11	(d)	1.99	2.10	(0.19)	(0.39)	(0.58)
2006 - Institutional	13.02	0.27	(d)	2.01	2.28	(0.30)	(0.39)	(0.69)
2006 - Service	12.95	0.17	(d)	2.04	2.21	(0.24)	(0.39)	(0.63)

2005 - A	11.88	0.20	(d)	1.06	1.26	(0.14)	—	(0.14)
2005 - B	11.90	0.07	(d)	1.09	1.16	(0.04)	—	(0.04)
2005 - C	11.86	0.09	(d)	1.06	1.15	(0.07)	—	(0.07)
2005 - Institutional	11.88	0.23	(d)	1.08	1.31	(0.17)	—	(0.17)
2005 - Service	11.83	0.17	(d)	1.07	1.24	(0.12)	—	(0.12)

2004 - A	10.22	0.12	(d)	1.67	1.79	(0.13)	—	(0.13)
2004 - B	10.23	0.04	(d)	1.67	1.71	(0.04)	—	(0.04)
2004 - C	10.21	0.04	(d)	1.67	1.71	(0.06)	—	(0.06)
2004 - Institutional	10.21	0.19	(d)	1.65	1.84	(0.17)	—	(0.17)
2004 - Service	10.18	0.11	(d)	1.66	1.77	(0.12)	—	(0.12)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(a)		net assets(c)		net assets(a)		rate

$8.37	6.35%	$815,416	0.59	%(e)	1.09	%(e)	0.65	%(e)	1.03	%(e)	20%
8.37	5.95	105,202	1.34	(e)	0.34	(e)	1.40	(e)	0.28	(e)	20
8.30	6.00	421,147	1.34	(e)	0.33	(e)	1.40	(e)	0.27	(e)	20
8.40	6.60	91,413	0.19	(e)	1.49	(e)	0.25	(e)	1.43	(e)	20
8.34	6.38	8,193	0.69	(e)	0.99	(e)	0.75	(e)	0.93	(e)	20
8.32	6.53	6	0.34	(e)	1.43	(e)	0.40	(e)	1.37	(e)	20
8.27	6.30	48	0.84	(e)	0.95	(e)	0.90	(e)	0.89	(e)	20

7.87	(39.31)	853,210	0.59		1.95		0.64		1.90		33
7.90	(39.76)	111,318	1.34		1.25		1.39		1.20		33
7.83	(39.77)	465,634	1.34		1.21		1.39		1.16		33
7.88	(39.09)	97,798	0.19		2.63		0.24		2.58		33
7.84	(39.38)	8,881	0.69		1.79		0.74		1.74		33
7.81	(39.21)	6	0.34		2.39		0.39		2.34		33
7.78	(39.44)	32	0.84		2.18		0.89		2.13		33

14.35	4.58	1,756,012	0.60		1.96		0.62		1.94		36
14.34	3.74	222,083	1.35		1.18		1.37		1.16		36
14.22	3.79	955,014	1.35		1.20		1.37		1.18		36
14.41	5.00	206,475	0.20		2.15		0.22		2.13		36
14.29	4.42	18,224	0.70		2.11		0.72		2.09		36
14.29	(1.14)	10	0.34	(e)	1.47	(f)	0.34	(e)	1.47	(f)	36
14.29	(1.19)	10	0.84	(e)	1.43	(f)	0.84	(e)	1.43	(f)	36

14.57	17.14	1,007,967	0.59		1.56		0.63		1.52		51
14.58	16.26	139,356	1.34		0.59		1.38		0.55		51
14.46	16.28	544,678	1.34		0.80		1.38		0.76		51
14.61	17.64	175,684	0.19		1.93		0.23		1.89		51
14.53	17.06	4,766	0.69		1.20		0.73		1.16		51

13.00	10.60	299,961	0.59		1.58		0.72		1.45		48
13.02	9.76	88,741	1.34		0.61		1.48		0.47		48
12.94	9.67	173,355	1.34		0.77		1.47		0.64		48
13.02	11.05	75,132	0.19		1.81		0.31		1.69		48
12.95	10.49	3,421	0.69		1.35		0.82		1.22		48

11.88	17.54	129,419	0.58		1.16		0.89		0.85		44
11.90	16.72	71,753	1.33		0.33		1.64		0.02		44
11.86	16.77	86,277	1.33		0.42		1.64		0.11		44
11.88	18.05	27,967	0.18		1.77		0.49		1.46		44
11.83	17.38	1,736	0.68		1.03		0.99		0.72		44

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net		From net
	beginning	investment		and unrealized	investment	investment		realized	Total
Year - Share Class	of period	income(a)(b)		gain (loss)	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$6.57	$0.15		$0.42	$0.57	$(0.13)		$—	$(0.13)
2009 - C	6.56	0.12		0.43	0.55	(0.11)		—	(0.11)
2009 - Institutional	6.57	0.16		0.43	0.59	(0.15)		—	(0.15)
2009 - IR	6.57	0.15		0.43	0.58	(0.14)		—	(0.14)
2009 - R	6.57	0.14		0.42	0.56	(0.12)		—	(0.12)

FOR THE FISCAL YEAR ENDED DECEMBER 31,

2008 - A	9.75	0.35		(2.92)	(2.57)	(0.39	)(f)	(0.22)	(0.61)
2008 - C	9.74	0.29		(2.92)	(2.63)	(0.33	)(f)	(0.22)	(0.55)
2008 - Institutional	9.75	0.38		(2.92)	(2.54)	(0.42	)(f)	(0.22)	(0.64)
2008 - IR	9.75	0.37		(2.92)	(2.55)	(0.41	)(f)	(0.22)	(0.63)
2008 - R	9.75	0.33		(2.91)	(2.58)	(0.38	)(f)	(0.22)	(0.60)

FOR THE PERIOD ENDED DECEMBER 31,

2007 - A (Commenced March 30, 2007)	10.00	0.34	(g)	(0.25)	0.09	(0.34)		—	(0.34)
2007 - C (Commenced March 30, 2007)	10.00	0.31	(g)	(0.27)	0.04	(0.30)		—	(0.30)
2007 - Institutional (Commenced March 30, 2007)	10.00	0.36	(g)	(0.24)	0.12	(0.37)		—	(0.37)
2007 - IR (Commenced November 30, 2007)	9.97	0.12		(0.19)	(0.07)	(0.15)		—	(0.15)
2007 - R (Commenced November 30, 2007)	9.97	0.11		(0.18)	(0.07)	(0.15)		—	(0.15)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	Includes a distribution from capital of $0.03 per share.

(g)	Includes non-recurring expense for a special shareholder proxy meeting which amounted to approximately $0.01 per share and approximately 0.07% of average net assets.

(h)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$7.01	8.87%	$8,261	0.57	%(e)	4.62	%(e)	2.12	%(e)	3.07	%(e)	23%
7.00	8.48	3,913	1.32	(e)	3.84	(e)	2.87	(e)	2.29	(e)	23
7.01	9.08	8,227	0.17	(e)	4.94	(e)	1.72	(e)	3.39	(e)	23
7.01	9.00	8	0.32	(e)	4.79	(e)	1.87	(e)	3.24	(e)	23
7.01	8.73	8	0.82	(e)	4.28	(e)	2.37	(e)	2.73	(e)	23

6.57	(26.81)	5,305	0.57		4.03		2.17		2.43		98
6.56	(27.36)	3,188	1.32		3.33		2.92		1.73		98
6.57	(26.59)	7,541	0.17		4.38		1.77		2.78		98
6.57	(26.75)	7	0.32		4.25		1.92		2.65		98
6.57	(27.01)	7	0.82		3.74		2.42		2.14		98

9.75	0.83	5,969	0.64	(g)(e)	4.50	(g)(e)	3.36	(g)(e)	1.78	(g)(e)	36
9.74	0.24	2,960	1.39	(g)(e)	4.08	(g)(e)	4.11	(g)(e)	1.36	(g)(e)	36
9.75	1.20	11,934	0.24	(g)(e)	4.74	(g)(e)	2.96	(g)(e)	2.02	(g)(e)	36
9.75	(0.67)	10	0.32	(e)	1.17	(h)	0.68	(e)	0.81	(h)	36
9.75	(0.71)	10	0.82	(e)	1.13	(h)	1.18	(e)	0.77	(h)	36

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$5.58	$0.09		$0.73	$0.82	$(0.08)	$—	$(0.08)
2009 - C	5.56	0.07		0.73	0.80	(0.06)	—	(0.06)
2009 - Institutional	5.57	0.10		0.73	0.83	(0.09)	—	(0.09)
2009 - Service	5.56	0.11		0.71	0.82	(0.08)	—	(0.08)
2009 - IR	5.58	0.10		0.73	0.83	(0.09)	—	(0.09)
2009 - R	5.57	0.08		0.73	0.81	(0.07)	—	(0.07)

FOR THE FISCAL YEAR ENDED DECEMBER 31,

2008 - A	10.18	0.28		(4.51)	(4.23)	(0.33)	(0.04)	(0.37)
2008 - C	10.15	0.23		(4.51)	(4.28)	(0.27)	(0.04)	(0.31)
2008 - Institutional	10.17	0.35		(4.55)	(4.20)	(0.36)	(0.04)	(0.40)
2008 - Service (Commenced August 29, 2008)	9.30	0.13		(3.60)	(3.47)	(0.23)	(0.04)	(0.27)
2008 - IR	10.17	0.27		(4.47)	(4.20)	(0.35)	(0.04)	(0.39)
2008 - R	10.17	0.29		(4.54)	(4.25)	(0.31)	(0.04)	(0.35)

FOR THE PERIOD ENDED DECEMBER 31,

2007 - A (Commenced March 30, 2007)	10.00	0.51	(f)	0.03	0.54	(0.31)	(0.05)	(0.36)
2007 - C (Commenced March 30, 2007)	10.00	0.46	(f)	0.02	0.48	(0.28)	(0.05)	(0.33)
2007 - Institutional (Commenced March 30, 2007)	10.00	0.38	(f)	0.17	0.55	(0.33)	(0.05)	(0.38)
2007 - IR (Commenced March 30, 2007)	10.51	0.16		(0.23)	(0.07)	(0.22)	(0.05)	(0.27)
2007 - R (Commenced March 30, 2007)	10.51	0.15		(0.22)	(0.07)	(0.22)	(0.05)	(0.27)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.

(f)	Includes non-recurring expense for a special shareholder proxy meeting which amounted to approximately $0.004 per share and approximately 0.04% of average net assets.

(g)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$6.32	14.84%	$73,235	0.57	%(e)	3.14	%(e)	0.83	%(e)	2.88	%(e)	47%
6.30	14.47	29,415	1.32	(e)	2.37	(e)	1.58	(e)	2.11	(e)	47
6.31	15.27	127,853	0.17	(e)	3.67	(e)	0.43	(e)	3.41	(e)	47
6.30	14.86	1,743	0.67	(e)	3.74	(e)	0.93	(e)	3.48	(e)	47
6.32	14.99	14	0.32	(e)	3.51	(e)	0.58	(e)	3.25	(e)	47
6.31	14.72	21	0.82	(e)	2.85	(e)	1.08	(e)	2.59	(e)	47

5.58	(41.99)	57,958	0.57		3.27		0.84		3.00		50
5.56	(42.43)	26,696	1.32		2.67		1.59		2.40		50
5.57	(41.81)	54,327	0.17		4.24		0.44		3.97		50
5.56	(37.37)	222	0.67	(e)	2.20	(g)	0.94	(e)	2.00	(g)	50
5.58	(41.79)	4	0.32		2.92		0.59		2.65		50
5.57	(42.16)	21	0.82		3.55		1.09		3.28		50

10.18	5.48	28,671	0.65	(e)(f)	6.53	(e)(f)	2.26	(e)(f)	4.92	(e)(f)	52
10.15	4.80	13,312	1.40	(e)(f)	5.92	(e)(f)	3.01	(e)(f)	4.31	(e)(f)	52
10.17	5.57	13,356	0.25	(e)(f)	4.93	(e)(f)	1.86	(e)(f)	3.32	(e)(f)	52
10.17	(0.61)	10	0.32	(e)	1.51	(g)	0.45	(e)	1.38	(g)	52
10.17	(0.65)	10	0.82	(e)	1.46	(g)	0.95	(e)	1.33	(g)	52

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy, Goldman Sachs Growth Strategy Portfolio, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Income Strategies Portfolio and Goldman Sachs Satellite Strategies Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2010 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17, 2009 (the “Annual Contract Meeting”).

To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to reports on the Portfolios’ investment performance, expenses and other matters discussed at regularly scheduled Board meetings during the year, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held meetings on December 17, 2008, February 11, 2009 and May 20, 2009. At those Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including:

(a)	the nature and quality of the advisory, administrative and other services provided to the Portfolios by the Investment Adviser and its affiliates;

(b)	the Portfolios’ investment performance;

(c)	the Portfolios’ management fee arrangements;

(d)	the voluntary undertakings of the Investment Adviser to reimburse certain expenses of the Portfolios that exceed specified levels and the estimated annualized savings realized by the Portfolios from those undertakings;

(e)	potential economies of scale and the levels of breakpoints in the fees payable by the underlying funds in which the Portfolios invest (“Underlying Funds”);

(f)	the relative expense levels of the Portfolios as compared to those of comparable funds managed by the Investment Adviser, as well as those managed by other advisers;

(g)	information relating to the profitability of the Management Agreements and the transfer agency arrangements of each of the Portfolios and the Trust as a whole to the Investment Adviser and its affiliates;

(h)	the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements;

(i)	capacity issues relating to the securities in which certain of the Underlying Funds invest;

(j)	to the extent the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Portfolios, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(k)	information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Portfolios;

(l)	the current pricing of services provided by, and the profitability of, the Portfolios’ transfer agent, Goldman, Sachs & Co. (“Goldman Sachs”); and

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(m)	the nature and quality of the services provided to the Portfolios by their unaffiliated service providers and reports on due diligence conducted by the Investment Adviser with respect to those service providers.

At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters, including: (a) the quality of the Investment Adviser’s services; (b) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (c) the groups or teams within the Investment Adviser that support the portfolio management teams, including legal, compliance, internal audit, the credit department, fund controllers, tax, product services, valuation oversight, market risk analysis, finance and strategy, operations, shareholder services, risk management and advisory, training and technology; (d) whether certain reductions in headcount were likely to affect the quality of the services provided to the Portfolios; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Portfolios and the Underlying Funds for transfer agency, securities lending, portfolio brokerage with respect to the Underlying Funds, distribution and other services; (h) the terms of the Management Agreement and agreements with other service providers entered into by the Trust on behalf of the Portfolios; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Portfolios’ other service providers, including the custodian and fund accounting agent; (j) an update on the Investment Adviser’s soft dollars practices and other portfolio trading related issues with respect to the Underlying Funds; (k) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; (l) the Investment Adviser’s approach to risk management; (m) an overview of the Portfolios’ distribution plan; and (n) an annual review of the effectiveness of the Portfolios’ compliance program. At the Annual Contract Meeting, the Trustees also considered further the Investment Adviser’s profitability with respect to each Portfolio, and each Portfolio’s investment performance, fees and expenses, including each Portfolio’s expense trends over time, any breakpoints in the fee rates payable by the Underlying Funds, and the expense levels of the Underlying Funds.

In connection with the Committee meetings and the Annual Contract Meeting, the Trustees attended sessions at which they reviewed information regarding the Portfolios’ assets, share purchase and redemption activity, the commission rates paid by the Underlying Funds on brokerage transactions, the Investment Adviser’s receipt of research services in connection with certain of those transactions, and the payment of Rule 12b-1 distribution and service fees by the Portfolios and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Balanced Strategy, Growth and Income Strategy, Growth Strategy, Equity Growth Strategy and Satellite Strategies Portfolios. Also, in conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law.

Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Portfolio shares; portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined, the alignment of the interests of the Portfolios and of the portfolio managers and related potential conflicts of interest; the number and types of accounts managed by the portfolio managers; and other matters. During the course of their deliberations, the Independent Trustees met in executive session with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

The presentations made at the Committee meetings and at the Annual Contract Meeting encompassed the Portfolios and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for all of the Portfolios and the other mutual fund portfolios for which the Trustees have responsibility were considered at the same Annual Contract Meeting, the Trustees separately considered the Management Agreement as it applied to each Portfolio.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser,

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

its affiliates, their services and the Portfolios. At those meetings the Trustees regularly received materials relating to the Investment Adviser’s investment management and other services provided under the Management Agreement, including: (a) information on the investment performance of the Portfolios in comparison to the performance of similar mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Portfolios and the Underlying Funds invest; (c) compliance reports; and (d) expenses borne by the Portfolios and the Underlying Funds. In addition, the Trustees were provided with copies of disclosure materials regarding the Portfolios and their expenses, as well as information on the Portfolios’ competitive universe. The Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

Nature, Extent and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios and the Underlying Funds by the Investment Adviser and its affiliates. The Trustees concluded that, during the recent financial crisis, the Investment Adviser had demonstrated a willingness and an ability to commit substantial financial and other resources to the operations of the Portfolios and had represented that it will continue to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, valuation oversight, vendor oversight and risk management. The Independent Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, including the implementation and enhancement of compliance systems and education and training initiatives.

Investment Performance

The Independent Trustees also considered the investment performance of the Portfolios and the Investment Adviser. In this regard, they compared the investment performance of each Portfolio to the performance of other similar SEC-registered funds and to rankings and ratings compiled by the Outside Data Provider. The Independent Trustees also reviewed each Portfolio’s investment performance over time on a year-by-year basis relative to its performance benchmark. This information on each Portfolio’s investment performance was provided for the one-, three-, five-and ten-year periods ended December 31, 2008, to the extent that each Portfolio had been in existence for those periods. In addition, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies, market conditions, and illiquidity in certain market sectors, as well as in light of periodic analyses of its quality and risk profile. The Independent Trustees considered whether each Portfolio had operated within its investment policies, and had complied with its investment limitations. In connection with the recent performance of the Growth and Income Strategy, Growth Strategy, Income Strategies and Satellite Strategies Portfolios, the Trustees noted the unusual market conditions prevailing in 2007 and 2008. The Trustees also noted that, in response to market events of 2007 and 2008, the Investment Adviser also had taken a number of steps intended to improve Portfolio performance, including making changes to the Quantitative Investment Strategies (“QIS”) team’s leadership and personnel. The Trustees noted that the Investment Adviser had taken a number of steps to improve the performance of the Underlying Funds in which the Portfolios invest. The Trustees discussed these measures at length with senior management of the Investment Adviser and concluded that the Investment Adviser’s continued management likely would benefit each of those Portfolios and its shareholders. The Trustees believed that the Balanced Strategy and Equity Growth Strategy Portfolios had provided investment performance within a competitive range for long-term investors, and that the Investment Adviser’s continued management would benefit each of those Portfolios and its shareholders.

Costs of Services Provided and Competitive Information

The Independent Trustees considered the contractual fee rates payable by each Portfolio under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fees to those of relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five-year history (or, in the case of Portfolios that commenced investment operations within a shorter period, since the year in which it commenced operations), comparing each Portfolio’s expenses to the peer and category averages. The analyses also compared each Portfolio’s transfer agency fees, custody and accounting fees, distribution fees, other expenses and fee waivers/reimbursements to those of other funds in the peer groups and peer group medians. The Independent Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Independent Trustees considered the Investment Adviser’s voluntary undertakings to limit the Portfolios’ “other expenses” ratios and Underlying Fund fees and expense ratios (excluding certain expenses) to certain specified levels. They also considered, to the extent that the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to institutional accounts, which operated under less stringent legal and regulatory structures, were in some instances subject to different investment guidelines, required fewer services from the Investment Adviser to a smaller number of client contact points, were less time-intensive and paid lower fees.

The Independent Trustees noted the competitive nature of the mutual fund marketplace, and that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and have a general expectation that the relationship will continue. They also noted that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability

The Independent Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Portfolios. In this regard the Independent Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service) and the Investment Adviser’s expense allocation methodology. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Portfolio were provided for 2008 and 2007, and the Independent Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Independent Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

In considering the management fees payable by the Portfolios (which do not have breakpoints) and the fee breakpoints for the Underlying Funds, the Independent Trustees reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of those economies. In this regard, the Independent Trustees considered the amount of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s voluntary undertakings to limit “other expenses” to certain amounts. The Independent Trustees also concluded that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level. Upon reviewing these matters at the Annual Contract Meeting, the Independent Trustees concluded that although the Portfolios’ advisory fees were not subject to breakpoints, the breakpoints in the fees paid by the Underlying Funds benefited the Portfolios and their shareholders, ensuring that benefits of scalability would be passed along to shareholders, including shareholders of the Portfolios, at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Independent Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Portfolios and the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Underlying Funds; (c) soft dollar benefits received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending, an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which certain of the Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios; and (j) the Investment Adviser’s ability to leverage relationships with the Portfolios’ third party service providers to attract more firmwide business.

Other Benefits to the Portfolios and Their Shareholders

The Independent Trustees also noted that the Portfolios receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorably with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary databases); and (h) the Portfolios’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Independent Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

above, the Independent Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2010.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Portfolio Expenses — Six Month Period Ended June 30, 2009 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of a Portfolio you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Strategy Portfolio				Equity Growth Strategy Portfolio				Growth and Income Strategy Portfolio				Growth Strategy Portfolio				Income Strategies Portfolio				Satellite Strategies Portfolio
		Ending		Expenses Paid for		Ending		Expenses Paid for		Ending		Expenses Paid for		Ending		Expenses Paid for		Ending		Expenses Paid for		Ending		Expenses Paid for
	Beginning	Account		the	Beginning Account	Account		the	Beginning Account	Account		the	Beginning Account	Account		the	Beginning Account	Account		the	Beginning Account	Account		the
	Account Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	1/1/09	6/30/09		6/30/09*	1/1/09	6/30/09		6/30/09*	1/1/09	6/30/09		6/30/09*	1/1/09	6/30/09		6/30/09*	1/1/09	6/30/09		6/30/09*	1/1/09	6/30/09		6/30/09*
Class A
Actual	$1,000.00	$1,048.70		$3.00	$1,000.00	$1,056.00		$3.01	$1,000.00	$1,065.70		$3.02	$1,000.00	$1,063.50		$3.02	$1,000.00	$1,088.70		$2.95	$1,000.00	$1,148.40		$3.04
Hypothetical 5% return	1,000.00	1,021.87	+	2.96	1,000.00	1,021.87		2.96	1,000.00	1,021.87	+	2.96	1,000.00	1,021.87	+	2.96	1,000.00	1,021.97	+	2.86	1,000.00	1,021.97	+	2.86

Class B
Actual	1,000.00	1,044.70		6.79	1,000.00	1,051.50		6.82	1,000.00	1,061.80		6.85	1,000.00	1,059.50		6.84	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15		6.71	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15	+	6.71	N/A	N/A		N/A	N/A	N/A		N/A

Class C
Actual	1,000.00	1,044.70		6.79	1,000.00	1,051.70		6.82	1,000.00	1,062.00		6.85	1,000.00	1,060.00		6.84	1,000.00	1,084.80		6.82	1,000.00	1,144.70		7.02
Hypothetical 5% return	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15		6.71	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15	+	6.71	1,000.00	1,018.25	+	6.61	1,000.00	1,018.25	+	6.61

Institutional
Actual	1,000.00	1,052.00		0.97	1,000.00	1,057.90		0.97	1,000.00	1,067.60		0.97	1,000.00	1,066.00		0.97	1,000.00	1,090.80		0.88	1,000.00	1,152.70		0.91
Hypothetical 5% return	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.95	+	0.85	1,000.00	1,023.95	+	0.85

Service
Actual	1,000.00	1,047.90		3.50	1,000.00	1,055.30		3.52	1,000.00	1,065.40		3.53	1,000.00	1,063.80		3.53	N/A	N/A		N/A	1,000.00	1,148.60		3.57
Hypothetical 5% return	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	N/A	N/A		N/A	1,000.00	1,021.47	+	3.36

Class IR
Actual	1,000.00	1,050.10		1.73	1,000.00	1,056.40		1.73	1,000.00	1,067.20		1.74	1,000.00	1,065.30		1.89	1,000.00	1,090.00		1.66	1,000.00	1,149.90		1.71
Hypothetical 5% return	1,000.00	1,023.11	+	1.71	1,000.00	1,023.11	+	1.71	1,000.00	1,023.11	+	1.71	1,000.00	1,022.63	+	1.86	1,000.00	1,023.21	+	1.61	1,000.00	1,023.21	+	1.61

Class R
Actual	1,000.00	1,047.80		4.27	1,000.00	1,054.90		4.28	1,000.00	1,063.90		4.30	1,000.00	1,063.00		4.30	1,000.00	1,087.30		4.24	1,000.00	1,147.20		4.37
Hypothetical 5% return	1,000.00	1,020.63	+	4.21	1,000.00	1,020.63	+	4.21	1,000.00	1,020.63	+	4.21	1,000.00	1,020.63	+	4.21	1,000.00	1,020.73	+	4.11	1,000.00	1,020.73	+	4.11

*	Expenses for each share class are calculated using the Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Balanced Strategy	0.59%	1.34%	1.34%	0.19%	0.69%	0.34%	0.84%
Equity Growth Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Growth and Income Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Growth Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Income Strategies	0.57	N/A	1.32	0.17	N/A	0.32	0.82
Satellite Strategies	0.57	N/A	1.32	0.17	0.67	0.32	0.82

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $761 billion in assets under management as of June 30, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Domestic Equity
■ Balanced Fund
■ Growth and Income Fund
■ Structured Large Cap Value Fund
■ Large Cap Value Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small/Mid Cap Growth Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Small Cap Value Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global Equity Portfolio
■ Tax-Advantaged Global Equity Portfolio

Retirement Strategies[2]
International Equity
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International
Equity Fund
■ Structured International
Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Specialty[2]■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and Premium Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ Real Estate Securities Fund
■ International Real Estate
Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

Portfolios on the efficient frontier are optimal in both the sense that they offer maximal expected return for some given level of risk and minimal risk for some given level of expected return. The efficient frontier is the line created from the risk-reward graph, comprised of optimal portfolios. The optimal portfolios plotted along the curve have the highest expected return possible for the given amount of risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved. 25504.MF.TMPL FFSAR / 203K / 06-09

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 2, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	September 2, 2009